AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 90.9%
Affiliated Mutual Funds — 23.4%
Domestic Equity — 12.5%
AST Large-Cap Growth Portfolio*	7,807,251	$780,100,546
AST Large-Cap Value Portfolio*	5,287,935	327,693,354
AST Small-Cap Equity Portfolio*	2,571,260	221,179,755
PGIM Jennison Natural Resources Fund	18,981	1,670,930
		1,330,644,585
Fixed Income — 10.1%
AST PGIM Fixed Income Central Portfolio*	88,804,787	1,062,993,299
PSF PGIM High Yield Bond Portfolio*	2,260,271	17,675,320
		1,080,668,619
International Equity — 0.8%
PGIM Global Real Estate Fund	2,071,176	43,846,804
PGIM Jennison Emerging Markets Equity Opportunities Fund	1,939,219	40,413,322
		84,260,126

Total Affiliated Mutual Funds (cost $1,961,356,619)(wa)		2,495,573,330
Common Stocks — 44.9%
Aerospace & Defense — 1.6%
Airbus SE (France)	50,164	9,484,656
ATI, Inc.*	65,800	9,571,268
BAE Systems PLC (United Kingdom)	96,563	2,831,083
Boeing Co. (The)*	35,428	7,051,235
CSG NV (Czech Republic)*	31,576	851,843
Elbit Systems Ltd. (Israel) (TASE)	1,586	1,337,175
Elbit Systems Ltd. (Israel) (XNGS)	1,936	1,643,838
Embraer SA (Brazil), ADR	55,150	3,272,601
FTAI Aviation Ltd.(a)	16,300	3,993,500
General Dynamics Corp.	36,990	12,695,708
General Electric Co.	49,181	13,956,092
Howmet Aerospace, Inc.	56,104	12,929,728
Leonardo SpA (Italy)	31,318	2,130,234
Lockheed Martin Corp.	4,100	2,477,999
MTU Aero Engines AG (Germany)	1,536	560,362
Northrop Grumman Corp.	20,681	14,109,405
Rheinmetall AG (Germany)	2,763	4,660,590
Rolls-Royce Holdings PLC (United Kingdom)	644,391	9,789,862
RTX Corp.	137,007	26,428,650
Saab AB (Sweden) (Class B Stock)(a)	71,148	4,656,620
Safran SA (France)	29,132	9,532,845
Singapore Technologies Engineering Ltd. (Singapore)	359,200	3,048,615
Thales SA (France)	7,471	2,190,835
Woodward, Inc.	22,133	7,921,843
		167,126,587
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	5,540	920,028
Deutsche Post AG (Germany)	107,237	5,652,133
DSV A/S (Denmark)	3,029	731,528
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
FedEx Corp.	23,800	$8,477,084
		15,780,773
Automobile Components — 0.1%
Aisin Corp. (Japan)	29,400	414,191
Aptiv PLC*	96,500	6,700,960
Aumovio SE (Germany)*	18,621	729,219
Bridgestone Corp. (Japan)	72,800	1,517,026
Cie Generale des Etablissements Michelin SCA (France)	33,561	1,149,763
Sumitomo Electric Industries Ltd. (Japan)	37,900	2,153,481
		12,664,640
Automobiles — 0.9%
Bayerische Motoren Werke AG (Germany)	21,394	1,979,089
Ferrari NV (Italy)	1,414	479,776
Ford Motor Co.	228,900	2,641,506
General Motors Co.	204,641	15,245,754
Honda Motor Co. Ltd. (Japan)	458,000	3,706,857
Isuzu Motors Ltd. (Japan)	145,000	2,088,111
Mahindra & Mahindra Ltd. (India)	38,779	1,216,364
Mercedes-Benz Group AG (Germany)	77,948	4,790,910
Stellantis NV	75,859	548,277
Subaru Corp. (Japan)	59,600	960,239
Suzuki Motor Corp. (Japan)	33,800	411,979
Tesla, Inc.*	127,361	47,346,452
Toyota Motor Corp. (Japan)	446,300	9,277,394
Yamaha Motor Co. Ltd. (Japan)	41,600	300,535
		90,993,243
Banks — 3.2%
ABN AMRO Bank NV (Netherlands), CVA	13,166	417,373
AIB Group PLC (Ireland)	619,274	6,610,821
ANZ Group Holdings Ltd. (Australia)	172,038	4,325,938
Banca Monte dei Paschi di Siena SpA (Italy)	117,917	1,028,888
Banco Bilbao Vizcaya Argentaria SA (Spain)	245,619	5,305,265
Banco Santander SA (Spain)	665,017	7,455,318
Bank Hapoalim BM (Israel)	142,535	3,347,435
Bank Leumi Le-Israel BM (Israel)	42,142	942,415
Bank of America Corp.	319,286	15,565,193
Bank of Ireland Group PLC (Ireland)	10,334	187,492
Barclays PLC (United Kingdom)	1,970,799	10,314,145
BNP Paribas SA (France)	109,331	10,415,267
BOC Hong Kong Holdings Ltd. (China)	385,500	2,126,806
CaixaBank SA (Spain)	669,780	8,029,094
Chiba Bank Ltd. (The) (Japan)	43,400	561,794
Citigroup, Inc.	183,581	20,819,921
Citizens Financial Group, Inc.	81,600	4,893,552
Commerzbank AG (Germany)	8,366	305,186
Commonwealth Bank of Australia (Australia)	68,644	8,038,680
Credit Agricole SA (France)	178,087	3,323,878
A1

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Danske Bank A/S (Denmark)	71,154	$3,506,653
DBS Group Holdings Ltd. (Singapore)	29,180	1,298,514
DNB Bank ASA (Norway)	11,776	368,455
East West Bancorp, Inc.	15,105	1,612,610
Erste Group Bank AG (Austria)	3,567	385,326
HSBC Holdings PLC (United Kingdom)	1,236,839	20,312,104
ING Groep NV (Netherlands)	337,750	8,766,869
Intesa Sanpaolo SpA (Italy)	542,685	3,282,096
Japan Post Bank Co. Ltd. (Japan)	92,200	1,503,803
JPMorgan Chase & Co.	143,096	42,093,119
KBC Group NV (Belgium)	14,322	1,752,898
Lloyds Banking Group PLC (United Kingdom)	3,558,311	4,410,295
M&T Bank Corp.	29,514	6,101,134
Mitsubishi UFJ Financial Group, Inc. (Japan)	838,000	14,190,637
Mizuho Financial Group, Inc. (Japan)	75,800	3,068,669
National Australia Bank Ltd. (Australia)	95,408	2,759,741
NatWest Group PLC (United Kingdom)	756,930	5,607,297
Nordea Bank Abp (Finland)	268,388	4,621,417
NU Holdings Ltd. (Brazil) (Class A Stock)*	383,875	5,516,284
Oversea-Chinese Banking Corp. Ltd. (Singapore)	247,600	4,240,834
PNC Financial Services Group, Inc. (The)	56,118	11,677,595
Resona Holdings, Inc. (Japan)	242,500	2,766,379
Sberbank of Russia PJSC (Russia)*^	306,596	—
Societe Generale SA (France)	40,202	2,935,426
Standard Chartered PLC (United Kingdom)	137,503	2,865,542
Sumitomo Mitsui Financial Group, Inc. (Japan)	258,000	8,483,124
Swedbank AB (Sweden) (Class A Stock)(a)	58,418	1,991,091
Truist Financial Corp.	265,827	12,220,067
U.S. Bancorp	244,852	12,734,753
UniCredit SpA (Italy)	84,337	6,050,658
Wells Fargo & Co.	328,615	26,161,040
Westpac Banking Corp. (Australia)	79,907	2,208,252
Wintrust Financial Corp.	8,561	1,189,465
		340,696,608
Beverages — 0.5%
Anheuser-Busch InBev SA/NV (Belgium)	56,883	3,935,513
Asahi Group Holdings Ltd. (Japan)	423,800	4,231,486
Carlsberg A/S (Denmark) (Class B Stock)	25,434	3,175,398
Coca-Cola Co. (The)	128,946	9,806,343
Coca-Cola HBC AG (Italy)*	22,076	1,243,524
Diageo PLC (United Kingdom)	44,537	828,264
Heineken Holding NV (Netherlands)	32,742	2,330,126
Keurig Dr. Pepper, Inc.(a)	68,400	1,800,972
Kirin Holdings Co. Ltd. (Japan)	220,200	3,502,542
Monster Beverage Corp.*	50,000	3,623,000
	Shares	Value

Common Stocks (continued)
Beverages (cont’d.)
PepsiCo, Inc.	86,881	$13,491,751
		47,968,919
Biotechnology — 0.9%
AbbVie, Inc.	162,463	35,334,078
Amgen, Inc.	28,661	10,084,373
Argenx SE (Netherlands)*	3,113	2,259,226
Argenx SE (Netherlands), ADR*	3,853	2,813,653
Biogen, Inc.*	12,100	2,218,293
CSL Ltd. (Australia)	36,871	3,621,431
Exelixis, Inc.*	50,800	2,178,812
Genmab A/S (Denmark)*	2,583	695,658
Gilead Sciences, Inc.	67,173	9,361,901
Incyte Corp.*	52,500	4,941,300
Neurocrine Biosciences, Inc.*	28,800	3,794,112
Regeneron Pharmaceuticals, Inc.(a)	13,916	10,752,058
Swedish Orphan Biovitrum AB (Sweden)*	18,242	764,531
United Therapeutics Corp.*	2,300	1,363,854
Vertex Pharmaceuticals, Inc.*	5,308	2,370,234
		92,553,514
Broadline Retail — 1.2%
Alibaba Group Holding Ltd. (China), ADR	18,092	2,269,822
Amazon.com, Inc.*	533,398	111,090,802
eBay, Inc.	29,000	2,639,580
Macy’s, Inc.	306,300	5,540,967
MercadoLibre, Inc. (Brazil)*	409	707,169
Next PLC (United Kingdom)	8,023	1,355,477
Pan Pacific International Holdings Corp. (Japan)	114,200	696,649
Prosus NV (China)*	56,556	2,618,292
Ryohin Keikaku Co. Ltd. (Japan)	9,600	204,860
Sea Ltd. (Singapore), ADR*	12,000	993,720
		128,117,338
Building Products — 0.3%
A.O. Smith Corp.(a)	16,100	1,061,634
AGC, Inc. (Japan)	13,500	478,271
Assa Abloy AB (Sweden) (Class B Stock)	24,571	888,190
Belimo Holding AG (Switzerland)	567	460,488
Carrier Global Corp.(a)	62,461	3,517,179
Cie de Saint-Gobain SA (France)	32,245	2,669,707
Daikin Industries Ltd. (Japan)	4,400	527,767
Geberit AG (Switzerland)	650	438,770
Johnson Controls International PLC	89,964	11,780,786
Owens Corning	7,600	822,472
Trane Technologies PLC	11,495	4,790,426
		27,435,690
Capital Markets — 1.5%
3i Group PLC (United Kingdom)	36,883	1,202,054
Affiliated Managers Group, Inc.(a)	6,800	1,881,560
Amundi SA (France), 144A	32,626	2,803,807

A2

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Ares Management Corp. (Class A Stock)(a)	6,373	$695,294
Banco BTG Pactual SA (Brazil), UTS	111,444	1,217,098
Bank of New York Mellon Corp. (The)	141,015	16,728,609
Blackrock, Inc.	7,065	6,794,481
Blackstone, Inc.	38,443	4,420,561
Charles Schwab Corp. (The)	172,262	16,189,183
CME Group, Inc.	9,933	2,933,712
Daiwa Securities Group, Inc. (Japan)	99,400	941,854
Deutsche Bank AG (Germany)	123,052	3,662,038
Deutsche Boerse AG (Germany)	4,554	1,334,073
Futu Holdings Ltd. (Hong Kong), ADR*	15,548	2,126,344
Goldman Sachs Group, Inc. (The)	16,132	13,647,511
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	27,748	1,399,831
Houlihan Lokey, Inc.	14,553	2,090,102
Huatai Securities Co. Ltd. (China) (Class A Stock)	423,911	1,109,081
Intercontinental Exchange, Inc.	11,100	1,745,808
Japan Exchange Group, Inc. (Japan)	26,500	309,467
Julius Baer Group Ltd. (Switzerland)	5,529	406,680
London Stock Exchange Group PLC (United Kingdom)	29,336	3,464,223
Macquarie Group Ltd. (Australia)	11,918	1,693,033
Moody’s Corp.	5,900	2,573,875
Morgan Stanley	156,583	25,768,864
Morningstar, Inc.	5,600	946,680
MSCI, Inc.	10,000	5,390,100
Nasdaq, Inc.	15,400	1,307,306
Nomura Holdings, Inc. (Japan)	241,000	1,897,643
Northern Trust Corp.	40,200	5,610,714
Partners Group Holding AG (Switzerland)	1,596	1,720,234
Raymond James Financial, Inc.	29,400	4,256,826
S&P Global, Inc.	19,000	8,081,460
SBI Holdings, Inc. (Japan)	34,600	640,666
Singapore Exchange Ltd. (Singapore)	169,900	2,591,848
T. Rowe Price Group, Inc.(a)	52,700	4,750,378
UBS Group AG (Switzerland)	182,992	7,135,479
XP, Inc. (Brazil) (Class A Stock)	61,917	1,178,900
		162,647,377
Chemicals — 0.5%
Air Liquide SA (France)	11,179	2,310,683
Air Products & Chemicals, Inc.	13,411	3,895,761
Asahi Kasei Corp. (Japan)	109,500	1,071,400
Ashland, Inc.	15,500	861,955
Corteva, Inc.	51,300	4,294,323
Dow, Inc.	27,458	1,143,626
DuPont de Nemours, Inc.(a)	90,003	4,122,137
Element Solutions, Inc.	54,600	1,864,044
LANXESS AG (Germany)(a)	38,365	848,213
Linde PLC	30,766	15,252,552
Mitsubishi Chemical Group Corp. (Japan)	339,200	1,983,007
Nippon Paint Holdings Co. Ltd. (Japan)	70,000	438,938
Nitto Denko Corp. (Japan)	23,400	468,099
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Orica Ltd. (Australia)	93,658	$1,316,323
Sherwin-Williams Co. (The)	26,689	8,555,159
Shin-Etsu Chemical Co. Ltd. (Japan)	21,200	863,239
Yara International ASA (Brazil)	79,256	4,632,864
		53,922,323
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	115,364	1,810,555
Dai Nippon Printing Co. Ltd. (Japan)	101,900	1,856,617
RB Global, Inc. (Canada)(a)	23,200	2,223,720
Republic Services, Inc.	6,517	1,427,353
Securitas AB (Sweden) (Class B Stock)	60,557	1,014,204
Tetra Tech, Inc.(a)	43,200	1,301,184
TOPPAN Holdings, Inc. (Japan)	45,200	1,192,136
Veralto Corp.	51,400	4,544,788
		15,370,557
Communications Equipment — 0.4%
Arista Networks, Inc.*	69,100	8,484,098
Ciena Corp.*	24,600	9,550,458
Cisco Systems, Inc.	196,835	15,272,428
Lumentum Holdings, Inc.*(a)	5,000	3,513,800
Nokia OYJ (Finland)	122,621	983,668
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	320,499	3,653,764
		41,458,216
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	17,772	2,167,391
AECOM	42,200	3,579,404
API Group Corp.*(a)	19,200	777,984
Comfort Systems USA, Inc.	3,000	4,136,970
Eiffage SA (France)	8,884	1,362,518
HOCHTIEF AG (Germany)	4,832	2,197,939
Obayashi Corp. (Japan)	66,500	1,610,661
Shimizu Corp. (Japan)	11,000	197,352
Taisei Corp. (Japan)	14,700	1,522,946
Vinci SA (France)	34,197	5,132,944
		22,686,109
Construction Materials — 0.1%
CRH PLC (XLON)	30,085	3,147,508
CRH PLC (NYSE)	11,800	1,240,416
Holcim AG*	32,453	2,682,628
Vulcan Materials Co.	12,005	3,268,962
		10,339,514
Consumer Finance — 0.3%
Ally Financial, Inc.	131,900	5,174,437
American Express Co.	35,027	10,594,967
Capital One Financial Corp.	56,846	10,370,416
Synchrony Financial	114,300	7,774,686
		33,914,506
Consumer Staples Distribution & Retail — 0.9%
Carrefour SA (France)	87,377	1,617,860

A3

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Coles Group Ltd. (Australia)	12,933	$196,126
Costco Wholesale Corp.	25,500	25,408,965
Dollar General Corp.(a)	30,400	3,609,392
Dollar Tree, Inc.*(a)	12,000	1,314,120
Jeronimo Martins SGPS SA (Portugal)	40,785	975,224
Koninklijke Ahold Delhaize NV (Netherlands)	97,569	4,543,710
Kroger Co. (The)	24,500	1,772,820
MatsukiyoCocokara & Co. (Japan)	85,700	1,364,029
Sysco Corp.	100,800	7,190,064
Target Corp.	25,300	3,066,360
Tesco PLC (United Kingdom)	718,932	4,518,510
Walmart, Inc.	269,777	33,527,886
Woolworths Group Ltd. (Australia)	85,251	2,152,779
		91,257,845
Containers & Packaging — 0.0%
Ball Corp.	22,400	1,324,064
Crown Holdings, Inc.	8,684	870,571
Packaging Corp. of America	6,726	1,427,392
		3,622,027
Distributors — 0.0%
LKQ Corp.	57,000	1,674,090
Diversified Consumer Services — 0.1%
ADT, Inc.	920,700	6,048,999
Pearson PLC (United Kingdom)	83,978	1,107,155
		7,156,154
Diversified REITs — 0.0%
Covivio SA (France)	15,836	946,414
GPT Group (The) (Australia)	452,913	1,432,578
Mirvac Group (Australia)	748,230	924,485
Stockland (Australia)	586,123	1,759,441
		5,062,918
Diversified Telecommunication Services — 0.5%
AT&T, Inc.(a)	402,647	11,672,737
Comcast Corp. (Class A Stock)	274,514	7,881,297
Deutsche Telekom AG (Germany)	281,317	10,499,669
Elisa OYJ (Finland)	18,986	924,816
HKT Trust & HKT Ltd. (Hong Kong), UTS	156,000	243,781
Koninklijke KPN NV (Netherlands)	156,472	872,117
Proximus SADP (Belgium)	161,129	1,303,687
Singapore Telecommunications Ltd. (Singapore)	135,000	519,807
Telia Co. AB (Sweden)	252,714	1,294,723
Telstra Group Ltd. (Australia)	1,174,142	4,334,473
Verizon Communications, Inc.	342,644	17,200,729
		56,747,836
Electric Utilities — 0.9%
Alliant Energy Corp.	10,512	754,341
American Electric Power Co., Inc.	90,800	11,902,064
Chubu Electric Power Co., Inc. (Japan)	45,400	748,506
Constellation Energy Corp.	6,500	1,815,125
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Duke Energy Corp.(a)	17,800	$2,330,732
Elia Group SA/NV (Belgium)	11,456	1,759,632
Endesa SA (Spain)	32,450	1,353,265
Enel SpA (Italy)	1,027,453	11,232,969
Entergy Corp.	30,307	3,405,294
Exelon Corp.	70,800	3,470,616
Iberdrola SA (Spain)	225,708	5,167,397
Kansai Electric Power Co., Inc. (The) (Japan)	65,600	1,090,671
NextEra Energy, Inc.	194,971	18,108,906
NRG Energy, Inc.	18,800	2,747,432
Origin Energy Ltd. (Australia)	76,244	656,092
PG&E Corp.	472,300	8,298,311
Southern Co. (The)	152,131	14,683,684
SSE PLC (United Kingdom)	7,040	243,363
Terna - Rete Elettrica Nazionale (Italy)	141,420	1,617,479
Xcel Energy, Inc.	35,971	2,857,536
		94,243,415
Electrical Equipment — 0.9%
ABB Ltd. (Switzerland)	142,171	11,559,635
AMETEK, Inc.	35,125	7,529,395
Doosan Enerbility Co. Ltd. (South Korea)*	7,618	478,700
Eaton Corp. PLC	27,976	10,006,176
Fuji Electric Co. Ltd. (Japan)	15,006	1,051,201
Fujikura Ltd. (Japan)	101,400	2,788,706
GE Vernova, Inc.	18,598	16,234,194
Generac Holdings, Inc.*	4,048	790,696
HD Hyundai Electric Co. Ltd. (South Korea)	1,963	1,112,409
Legrand SA (France)	15,513	2,410,016
Mitsubishi Electric Corp. (Japan)	158,500	5,184,074
NIDEC Corp. (Japan)	15,800	200,632
nVent Electric PLC	67,100	7,936,588
Prysmian SpA (Italy)	5,630	664,853
Rockwell Automation, Inc.	15,129	5,429,495
Schneider Electric SE	28,543	7,774,588
Siemens Energy AG (Germany)	72,612	12,521,908
Vertiv Holdings Co. (Class A Stock)	13,900	3,483,062
Vestas Wind Systems A/S (Denmark)	48,382	1,459,731
		98,616,059
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. (Class A Stock)	85,752	10,834,765
Avnet, Inc.	37,500	2,310,750
CDW Corp.	6,800	822,936
Cognex Corp.	16,000	783,840
Coherent Corp.*	9,200	2,191,532
Corning, Inc.	29,630	4,028,791
Delta Electronics, Inc. (Taiwan)	32,302	1,456,509
Elite Material Co. Ltd. (Taiwan)	20,143	1,719,134
Halma PLC (United Kingdom)	61,606	3,143,802
Ibiden Co. Ltd. (Japan)	6,000	300,243
Keyence Corp. (Japan)	3,300	1,174,494
Keysight Technologies, Inc.*	31,800	8,979,366
Kyocera Corp. (Japan)	167,500	2,568,369

A4

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Littelfuse, Inc.	4,100	$1,391,335
Murata Manufacturing Co. Ltd. (Japan)	49,100	1,101,668
TDK Corp. (Japan)	78,800	1,023,634
Teledyne Technologies, Inc.*	1,328	803,453
		44,634,621
Energy Equipment & Services — 0.2%
Baker Hughes Co.	107,774	6,579,603
TechnipFMC PLC (United Kingdom)	25,684	1,775,535
Tenaris SA	66,640	1,948,041
Weatherford International PLC	68,500	6,478,730
		16,781,909
Entertainment — 0.5%
Netflix, Inc.*	192,700	18,528,105
Nintendo Co. Ltd. (Japan)	58,382	3,332,774
Roku, Inc.*	12,700	1,201,674
Spotify Technology SA*	8,998	4,363,220
Take-Two Interactive Software, Inc.*	4,000	790,000
Walt Disney Co. (The)	288,081	27,765,247
		55,981,020
Financial Services — 1.1%
Banca Mediolanum SpA (Italy)	47,677	965,994
Berkshire Hathaway, Inc. (Class B Stock)*	69,700	33,400,240
Edenred SE (France)	30,278	603,105
Fidelity National Information Services, Inc.	179,900	8,439,109
Fiserv, Inc.*	57,200	3,191,760
Global Payments, Inc.	12,500	841,250
Industrivarden AB (Sweden) (Class A Stock)	5,369	267,409
Industrivarden AB (Sweden) (Class C Stock)(a)	55,407	2,746,453
Investor AB (Sweden) (Class B Stock)	66,696	2,526,093
Mastercard, Inc. (Class A Stock)	72,366	36,158,396
ORIX Corp. (Japan)	99,800	2,961,202
Visa, Inc. (Class A Stock)	69,658	21,053,434
		113,154,445
Food Products — 0.4%
Conagra Brands, Inc.	175,400	2,757,288
Darling Ingredients, Inc.*	53,000	3,278,050
General Mills, Inc.	194,700	7,246,734
Ingredion, Inc.	30,100	3,391,066
J.M. Smucker Co. (The)	13,100	1,263,364
Magnum Ice Cream Co. NV (The) (Netherlands)*	16,879	248,387
Mondelez International, Inc. (Class A Stock)	74,613	4,300,694
Nestle SA	114,068	11,189,050
Orkla ASA (Norway)	124,350	1,564,899
WH Group Ltd. (Hong Kong), 144A	2,635,500	3,464,199
Yamazaki Baking Co. Ltd. (Japan)	71,300	1,593,773
		40,297,504
	Shares	Value

Common Stocks (continued)
Gas Utilities — 0.1%
Naturgy Energy Group SA (Spain)	117,548	$3,528,838
Osaka Gas Co. Ltd. (Japan)	50,500	2,045,478
Snam SpA (Italy)	354,999	2,689,272
Tokyo Gas Co. Ltd. (Japan)	5,100	240,190
		8,503,778
Ground Transportation — 0.3%
Canadian National Railway Co. (Canada)	14,247	1,466,383
Canadian Pacific Kansas City Ltd. (Canada)	8,840	695,354
Central Japan Railway Co. (Japan)	18,200	473,222
CSX Corp.	179,400	7,364,370
Norfolk Southern Corp.	288	82,656
Uber Technologies, Inc.*	194,847	14,015,345
Union Pacific Corp.(a)	37,559	9,112,564
West Japan Railway Co. (Japan)	56,146	1,111,720
		34,321,614
Health Care Equipment & Supplies — 0.7%
Abbott Laboratories	95,208	9,775,005
Alcon AG	7,520	568,439
Becton, Dickinson & Co.	5,970	938,663
Boston Scientific Corp.*	139,131	8,730,470
Coloplast A/S (Denmark) (Class B Stock)	3,345	227,858
Edwards Lifesciences Corp.*	59,317	4,750,105
EssilorLuxottica SA (France)	7,852	1,829,713
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	105,835	2,294,872
GE HealthCare Technologies, Inc.(a)	22,165	1,577,705
Globus Medical, Inc. (Class A Stock)*	26,200	2,257,392
Hoya Corp. (Japan)	46,300	8,026,588
IDEXX Laboratories, Inc.*	4,500	2,528,505
Intuitive Surgical, Inc.*	11,500	5,301,385
Medtronic PLC	193,898	16,801,262
Olympus Corp. (Japan)	23,100	220,081
Smith & Nephew PLC (United Kingdom)	60,469	958,072
Solventum Corp.*(a)	16,400	1,070,920
Sonova Holding AG (Switzerland)	2,758	628,861
STERIS PLC	5,200	1,149,876
Stryker Corp.	14,309	4,701,794
Sysmex Corp. (Japan)	59,800	521,509
Terumo Corp. (Japan)	89,000	1,195,694
		76,054,769
Health Care Providers & Services — 0.6%
Cardinal Health, Inc.	42,200	8,917,282
Cencora, Inc.	10,526	3,306,638
Centene Corp.*	92,600	3,031,724
Cigna Group (The)	25,239	6,732,503
CVS Health Corp.	154,254	11,078,522
Encompass Health Corp.	8,955	866,217
Fresenius Medical Care AG (Germany)	46,304	2,098,384
Fresenius SE & Co. KGaA (Germany)	36,910	1,915,473
McKesson Corp.	7,200	6,230,592

A5

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Quest Diagnostics, Inc.	6,240	$1,222,915
Sonic Healthcare Ltd. (Australia)	80,035	1,137,200
Tenet Healthcare Corp.*	7,500	1,415,325
UnitedHealth Group, Inc.	63,044	17,059,076
		65,011,851
Health Care REITs — 0.1%
Healthcare Realty Trust, Inc.(a)	52,200	886,878
Ventas, Inc.	66,883	5,469,692
Welltower, Inc.	4,800	949,008
		7,305,578
Health Care Technology — 0.0%
M3, Inc. (Japan)	19,800	203,234
Veeva Systems, Inc. (Class A Stock)*	5,500	966,130
		1,169,364
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	310,000	5,939,600
Hotels, Restaurants & Leisure — 0.7%
Amadeus IT Group SA (Spain)	19,824	1,133,552
Aramark	142,900	5,793,166
Aristocrat Leisure Ltd. (Australia)	56,108	1,783,408
Booking Holdings, Inc.	3,560	14,988,739
Chipotle Mexican Grill, Inc.*	242,978	7,777,726
Compass Group PLC (United Kingdom)	150,530	4,199,927
Domino’s Pizza, Inc.	4,665	1,673,755
DoorDash, Inc. (Class A Stock)*	8,549	1,283,632
Evolution AB (Sweden), 144A	7,975	501,216
Expedia Group, Inc.	20,600	4,756,334
Galaxy Entertainment Group Ltd. (Macau)	208,000	940,137
Las Vegas Sands Corp.	15,600	840,528
Lottery Corp. Ltd. (The) (Australia)	129,800	484,745
Marriott International, Inc. (Class A Stock)	3,706	1,212,121
McDonald’s Corp.	53,446	16,610,482
Royal Caribbean Cruises Ltd.(a)	2,900	798,022
Sodexo SA (France)	14,754	757,353
Viking Holdings Ltd.*	79,100	5,812,268
Yum! Brands, Inc.(a)	25,274	3,929,602
		75,276,713
Household Durables — 0.2%
Cairn Homes PLC (Ireland)	580,780	1,428,175
Lennar Corp. (Class A Stock)	21,800	1,893,112
Panasonic Holdings Corp. (Japan)	130,200	2,183,631
Sekisui House Ltd. (Japan)	15,400	345,069
Sony Group Corp. (Japan)	323,400	6,740,541
Toll Brothers, Inc.	42,311	5,774,182
		18,364,710
Household Products — 0.2%
Colgate-Palmolive Co.(a)	95,000	8,096,850
Essity AB (Sweden) (Class B Stock)(a)	18,161	468,060
Henkel AG & Co. KGaA (Germany)	5,033	361,522
	Shares	Value

Common Stocks (continued)
Household Products (cont’d.)
Procter & Gamble Co. (The)	82,588	$11,929,011
Reckitt Benckiser Group PLC (United Kingdom)	25,255	1,698,155
		22,553,598
Independent Power & Renewable Electricity Producers — 0.0%
RWE AG (Germany)	48,115	3,237,122
Industrial Conglomerates — 0.3%
3M Co.	46,125	6,698,734
CK Hutchison Holdings Ltd. (United Kingdom)	292,500	2,245,237
Hikari Tsushin, Inc. (Japan)	900	228,970
Hitachi Ltd. (Japan)	189,700	5,564,943
Honeywell International, Inc.	31,600	7,142,548
Jardine Matheson Holdings Ltd. (Indonesia)	11,800	848,222
Keppel Ltd. (Singapore)	96,800	891,744
Siemens AG (Germany)	40,442	9,853,050
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	19,000	207,665
		33,681,113
Industrial REITs — 0.2%
Prologis, Inc.	164,539	21,748,765
Segro PLC (United Kingdom)	159,358	1,366,106
		23,114,871
Insurance — 1.4%
Admiral Group PLC (United Kingdom)	22,446	938,821
Aegon Ltd.	359,008	2,625,507
Ageas SA/NV (Belgium)	13,096	964,036
AIA Group Ltd. (Hong Kong)	503,600	5,595,665
Allianz SE (Germany)	13,617	5,750,713
Allstate Corp. (The)	35,700	7,402,038
American International Group, Inc.	97,200	7,314,300
Aon PLC (Class A Stock)	9,562	3,086,422
Arthur J. Gallagher & Co.(a)	33,030	7,153,637
ASR Nederland NV (Netherlands)	42,251	2,908,848
Assurant, Inc.	15,400	3,354,274
AXA SA (France)	275,551	12,661,999
Axis Capital Holdings Ltd.	19,700	1,997,777
Chubb Ltd.	52,123	16,988,449
Daiichi Life Group, Inc. (Japan)	86,500	797,703
Kemper Corp.	25,600	782,336
Lincoln National Corp.	27,385	972,167
Markel Group, Inc.*	922	1,764,773
Marsh & McLennan Cos., Inc.	57,138	9,910,586
MetLife, Inc.	194,864	13,780,782
MS&AD Insurance Group Holdings, Inc. (Japan)	62,000	1,617,926
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	9,447	5,966,171
NN Group NV (Netherlands)	56,181	4,387,507
Phoenix Financial Ltd. (Israel)	14,250	760,866
Progressive Corp. (The)	28,726	5,694,642
Prudential PLC (Hong Kong)	197,937	2,751,941

A6

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
QBE Insurance Group Ltd. (Australia)	406,816	$6,003,286
RenaissanceRe Holdings Ltd. (Bermuda)	5,916	1,758,413
Sompo Holdings, Inc. (Japan)	7,700	299,747
Standard Life PLC (United Kingdom)	107,023	969,256
Swiss Re AG	9,087	1,526,409
Talanx AG (Germany)	20,552	2,550,238
Tokio Marine Holdings, Inc. (Japan)	64,600	3,032,387
Travelers Cos., Inc. (The)	4,622	1,348,145
Unipol Assicurazioni SpA (Italy)	87,852	2,040,817
Zurich Insurance Group AG (Switzerland)	5,129	3,625,272
		151,083,856
Interactive Media & Services — 2.5%
Alphabet, Inc. (Class A Stock)	403,036	115,897,032
Alphabet, Inc. (Class C Stock)	231,583	66,431,900
CAR Group Ltd. (Australia)	19,323	308,460
Diamond Sports Group LLC*(x)	18,991	3,570
LY Corp. (Japan)	610,400	1,471,756
Meta Platforms, Inc. (Class A Stock)	135,744	77,663,215
Scout24 SE (Germany), 144A	14,891	1,148,965
Tencent Holdings Ltd. (China)	27,282	1,720,741
		264,645,639
IT Services — 0.4%
Accenture PLC (Class A Stock)	52,850	10,479,627
Capgemini SE (France)	20,642	2,435,725
Cognizant Technology Solutions Corp. (Class A Stock)	136,000	8,343,600
Fujitsu Ltd. (Japan)	84,700	1,732,171
GoDaddy, Inc. (Class A Stock)*	15,600	1,289,652
International Business Machines Corp.	46,523	11,276,710
MongoDB, Inc.*	12,600	3,084,102
NEC Corp. (Japan)	88,300	2,197,177
Nomura Research Institute Ltd. (Japan)	14,100	385,884
Obic Co. Ltd. (Japan)	42,100	1,021,828
Otsuka Corp. (Japan)	100,100	1,916,385
Shopify, Inc. (Canada) (Class A Stock)*	17,118	2,030,537
TIS, Inc. (Japan)	57,700	1,233,708
		47,427,106
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	39,000	962,146
Brunswick Corp.(a)	11,500	836,740
Hasbro, Inc.	35,700	3,341,520
		5,140,406
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	12,400	1,413,352
Danaher Corp.	77,940	14,777,424
Eurofins Scientific SE (Luxembourg)	4,685	341,860
Lonza Group AG (Switzerland)	1,494	958,429
Thermo Fisher Scientific, Inc.	11,300	5,554,289
West Pharmaceutical Services, Inc.	10,800	2,706,912
		25,752,266
	Shares	Value

Common Stocks (continued)
Machinery — 1.1%
Alstom SA (France)*	114,833	$3,284,020
Atlas Copco AB (Sweden) (Class A Stock)	44,643	787,807
Atlas Copco AB (Sweden) (Class B Stock)	78,935	1,233,933
Caterpillar, Inc.	27,477	19,466,355
Crane Co.	41,800	7,147,800
Cummins, Inc.	17,900	9,630,558
Daifuku Co. Ltd. (Japan)	13,000	459,018
Daimler Truck Holding AG (Germany)	7,334	361,169
Deere & Co.	18,483	10,411,474
Dover Corp.	15,977	3,330,406
Ebara Corp. (Japan)	9,000	254,773
Epiroc AB (Sweden) (Class A Stock)	8,591	211,483
Epiroc AB (Sweden) (Class B Stock)	21,510	460,778
FANUC Corp. (Japan)	36,500	1,272,278
Fortive Corp.(a)	15,300	845,784
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	1,689	541,021
IHI Corp. (Japan)	23,000	474,559
Kubota Corp. (Japan)	135,000	2,163,400
Lincoln Electric Holdings, Inc.	13,300	3,312,764
Makita Corp. (Japan)	20,200	663,901
Metso OYJ (Finland)	150,545	2,608,990
MINEBEA MITSUMI, Inc. (Japan)	94,300	1,565,860
Mitsubishi Heavy Industries Ltd. (Japan)	159,200	4,374,284
Nordson Corp.	6,292	1,674,050
Parker-Hannifin Corp.	18,935	16,951,369
Sandvik AB (Sweden)	146,510	5,632,116
Schindler Holding AG (Switzerland)	1,170	368,494
SMC Corp. (Japan)	4,700	1,848,502
Toro Co. (The)	29,800	2,784,512
VAT Group AG (Switzerland), 144A	2,054	1,281,371
Volvo AB (Sweden) (Class B Stock)	10,963	360,456
Wartsila OYJ Abp (Finland)	70,631	2,630,863
Xylem, Inc.	19,225	2,297,388
Yangzijiang Shipbuilding Holdings Ltd. (China)	529,800	1,573,713
		112,265,249
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Class A Stock)	130	318,309
AP Moller - Maersk A/S (Class B Stock)(a)	235	587,002
Nippon Yusen KK (Japan)(a)	30,800	1,131,431
SITC International Holdings Co. Ltd. (China)	536,000	2,346,889
		4,383,631
Media — 0.1%
Fox Corp. (Class A Stock)(a)	25,900	1,512,560
Omnicom Group, Inc.(a)	12,800	963,968
Publicis Groupe SA (France)	18,766	1,553,252
Sirius XM Holdings, Inc.	139,200	3,212,736
Versant Media Group, Inc.*	76,400	2,828,328

A7

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Media (cont’d.)
WPP PLC (United Kingdom)	267,001	$835,038
		10,905,882
Metals & Mining — 0.7%
Agnico Eagle Mines Ltd. (Canada)(a)	7,333	1,488,452
Anglo American PLC (South Africa)	20,808	893,404
Antofagasta PLC (Chile)	40,058	1,796,380
ArcelorMittal SA (Luxembourg)	21,511	1,115,593
BHP Group Ltd. (Australia)	294,187	10,644,428
Boliden AB (Sweden)*	14,588	764,730
CMOC Group Ltd. (China) (Class H Stock)	524,510	1,103,129
Endeavour Mining PLC (Ivory Coast) (TSX)	14,767	885,426
Endeavour Mining PLC (Ivory Coast) (XLON)	9,471	570,626
Evolution Mining Ltd. (Australia)	263,174	2,369,806
Fortescue Ltd. (Australia)	178,233	2,546,878
Freeport-McMoRan, Inc.	158,100	9,293,118
Fresnillo PLC (Mexico)	36,824	1,632,261
Glencore PLC (Australia)*	910,503	6,896,035
JFE Holdings, Inc. (Japan)	82,500	965,849
JX Advanced Metals Corp. (Japan)	83,200	1,844,029
Lynas Rare Earths Ltd. (Australia)*	80,498	1,092,959
Newmont Corp.	61,200	6,624,900
Nippon Steel Corp. (Japan)(a)	120,800	445,455
Northern Star Resources Ltd. (Australia)	59,588	866,218
Nucor Corp.	39,800	6,730,180
Rio Tinto Ltd. (Australia)	16,646	1,891,212
Rio Tinto PLC (Australia)	64,571	5,990,492
South32 Ltd. (Australia)	139,480	422,346
Sumitomo Metal Mining Co. Ltd. (Japan)	9,200	535,469
Vale SA (Brazil), ADR	90,996	1,447,746
Valterra Platinum Ltd. (South Africa)	2,418	198,674
		71,055,795
Multi-Utilities — 0.4%
CenterPoint Energy, Inc.	88,635	3,825,487
CMS Energy Corp.	49,611	3,848,821
Dominion Energy, Inc.	48,463	2,995,983
DTE Energy Co.	15,000	2,193,300
E.ON SE (Germany)	262,001	5,738,207
Engie SA (France)	174,242	5,615,376
National Grid PLC (United Kingdom)	169,650	2,863,708
NiSource, Inc.	96,924	4,522,474
Public Service Enterprise Group, Inc.	10,795	873,855
Sempra	95,200	9,250,584
		41,727,795
Office REITs — 0.0%
Gecina SA (France)	9,113	719,028
Oil, Gas & Consumable Fuels — 1.9%
Aker BP ASA (Norway)	19,548	722,669
Antero Midstream Corp.	230,100	5,246,280
BP PLC	396,284	3,101,637
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Cameco Corp. (Canada)(a)	9,965	$1,082,299
Cenovus Energy, Inc. (Canada)	161,809	4,294,435
Cheniere Energy, Inc.	20,488	5,813,675
Chevron Corp.	125,338	25,932,432
ConocoPhillips	183,081	24,166,692
Devon Energy Corp.	101,900	5,127,608
ENEOS Holdings, Inc. (Japan)	428,000	3,856,338
Eni SpA (Italy)	168,077	4,779,066
EOG Resources, Inc.	41,460	5,993,872
EQT Corp.	15,545	989,284
Equinor ASA (Norway)	8,313	354,170
Exxon Mobil Corp.	240,413	40,788,470
Galp Energia SGPS SA (Portugal)	92,585	2,219,966
HF Sinclair Corp.	13,200	823,548
Idemitsu Kosan Co. Ltd. (Japan)	120,900	1,186,938
Inpex Corp. (Japan)	46,200	1,366,573
LUKOIL PJSC (Russia), ADR*^(a)	15,069	1
Marathon Petroleum Corp.	10,400	2,539,472
Neste OYJ (Finland)	13,920	452,366
Ovintiv, Inc.	15,200	902,272
Phillips 66	41,500	7,560,470
Repsol SA (Spain)	30,102	847,325
Shell PLC	450,053	20,844,224
Shell PLC, ADR(a)	107,902	10,034,886
TotalEnergies SE (France)	98,482	9,038,100
Valero Energy Corp.	8,756	2,163,432
Williams Cos., Inc. (The)	142,916	10,401,426
Woodside Energy Group Ltd. (Australia)	83,320	1,977,811
		204,607,737
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	33,200	2,207,136
Deutsche Lufthansa AG (Germany)	112,121	954,798
International Consolidated Airlines Group SA (United Kingdom)	302,878	1,437,554
Japan Airlines Co. Ltd. (Japan)	28,600	466,935
Qantas Airways Ltd. (Australia)	406,066	2,385,334
Ryanair Holdings PLC (Italy)	9,575	269,554
United Airlines Holdings, Inc.*(a)	46,000	4,235,220
		11,956,531
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	23,110	1,658,605
Kao Corp. (Japan)	27,600	1,078,581
L’Oreal SA (France)	13,907	5,678,096
Shiseido Co. Ltd. (Japan)	84,000	1,716,140
Unilever PLC (United Kingdom) (XLON)	69,852	3,834,832
Unilever PLC (United Kingdom) (XAMS)	48,446	2,735,242
Unilever PLC (United Kingdom), ADR	25,361	1,444,816
		18,146,312
Pharmaceuticals — 2.0%
Astellas Pharma, Inc. (Japan)	219,800	3,583,139

A8

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
AstraZeneca PLC (United Kingdom) (XLON)	84,779	$16,577,685
AstraZeneca PLC (United Kingdom) (NYSE)	7,019	1,384,287
Bayer AG (Germany)	70,874	3,279,923
Bristol-Myers Squibb Co.	82,104	4,979,608
Chugai Pharmaceutical Co. Ltd. (Japan)	25,100	1,384,227
Daiichi Sankyo Co. Ltd. (Japan)	55,400	991,143
Elanco Animal Health, Inc.*	32,583	779,711
Eli Lilly & Co.	51,430	47,303,771
Galderma Group AG (Switzerland)	27,641	5,432,391
GSK PLC	180,852	4,981,655
Haleon PLC	266,209	1,317,467
Hikma Pharmaceuticals PLC (United Kingdom)	17,952	301,519
Ipsen SA (France)	8,465	1,581,970
Johnson & Johnson	147,643	36,089,855
Kyowa Kirin Co. Ltd. (Japan)	27,500	450,066
Merck & Co., Inc.	151,803	18,260,383
Novartis AG	86,625	13,296,456
Novo Nordisk A/S (Denmark) (Class B Stock)	156,658	5,732,821
Orion OYJ (Finland) (Class B Stock)	19,606	1,584,685
Otsuka Holdings Co. Ltd. (Japan)	4,000	283,883
Pfizer, Inc.	345,300	9,696,024
Roche Holding AG	35,206	14,050,392
Roche Holding AG, ADR	18,701	929,627
Sandoz Group AG (Switzerland)	25,763	2,018,554
Sanofi SA	101,720	9,823,083
Shionogi & Co. Ltd. (Japan)	66,600	1,473,255
Takeda Pharmaceutical Co. Ltd. (Japan)	100,600	3,704,886
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	29,000	873,480
UCB SA (Belgium)	12,165	3,665,275
		215,811,221
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp.	18,800	1,466,964
Clarivate PLC*(a)	2,063,900	5,221,667
Computershare Ltd. (Australia)	77,607	1,530,602
Concentrix Corp.(a)	107,000	2,927,520
Genpact Ltd.	28,800	1,072,800
Jacobs Solutions, Inc.	14,700	1,871,016
ManpowerGroup, Inc.	98,600	2,904,756
Recruit Holdings Co. Ltd. (Japan)	64,800	2,823,334
RELX PLC (United Kingdom)	30,133	987,228
Teleperformance SE (France)	14,688	863,109
		21,668,996
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	6,900	934,674
CK Asset Holdings Ltd. (Hong Kong)	81,000	463,465
Daito Trust Construction Co. Ltd. (Japan)	51,100	1,197,487
	Shares	Value

Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Daiwa House Industry Co. Ltd. (Japan)(a)	88,100	$2,763,958
Jones Lang LaSalle, Inc.*	26,500	8,064,480
LEG Immobilien SE (Germany)	29,385	1,919,480
Mitsubishi Estate Co. Ltd. (Japan)	10,800	299,770
Mitsui Fudosan Co. Ltd. (Japan)	63,000	671,608
Sun Hung Kai Properties Ltd. (Hong Kong)	45,500	757,613
Swiss Prime Site AG (Switzerland)	2,625	444,460
Vonovia SE (Germany)	111,304	2,783,984
		20,300,979
Residential REITs — 0.1%
AvalonBay Communities, Inc.(a)	3,484	569,111
Camden Property Trust	35,765	3,492,810
Equity Residential	13,600	804,440
Invitation Homes, Inc.	60,100	1,493,485
		6,359,846
Retail REITs — 0.1%
Klepierre SA (France)	26,656	1,000,724
Realty Income Corp.(a)	43,000	2,630,740
Scentre Group (Australia)	608,993	1,405,147
Unibail-Rodamco-Westfield (France)	11,478	1,266,317
Vicinity Ltd. (Australia)	782,361	1,276,337
		7,579,265
Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc.*	64,744	13,170,872
Advantest Corp. (Japan)	71,272	9,836,011
Analog Devices, Inc.	50,534	16,076,887
Applied Materials, Inc.	39,679	13,561,885
ASM International NV (Netherlands)	6,231	4,722,804
ASML Holding NV (Netherlands) (XAMS)	18,167	24,157,689
ASML Holding NV (Netherlands) (XNGS)	5,606	7,404,573
BE Semiconductor Industries NV (Netherlands)	2,346	502,499
Broadcom, Inc.	284,300	87,993,693
Disco Corp. (Japan)	3,500	1,426,542
Infineon Technologies AG (Germany)	35,563	1,613,356
Intel Corp.*	82,400	3,636,312
Jentech Precision Industrial Co. Ltd. (Taiwan)	2,965	372,815
Kioxia Holdings Corp. (Japan)*	17,600	2,298,562
KLA Corp.	3,338	4,914,905
Lam Research Corp.	117,891	25,188,591
Lasertec Corp. (Japan)	1,700	378,375
Marvell Technology, Inc.	41,500	4,110,575
Microchip Technology, Inc.	88,900	5,743,829
Micron Technology, Inc.	86,993	29,389,715
Nova Ltd. (Israel)*	1,688	745,435
NVIDIA Corp.	1,318,516	229,949,190
NXP Semiconductors NV (Netherlands)(a)	36,490	7,183,421
QUALCOMM, Inc.	39,200	5,048,176

A9

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Renesas Electronics Corp. (Japan)	106,400	$1,521,225
SK hynix, Inc. (South Korea)	7,484	4,246,161
STMicroelectronics NV (Singapore)	60,988	2,075,337
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	36,200	12,233,790
Teradyne, Inc.	24,800	7,352,208
Texas Instruments, Inc.	35,989	6,986,904
Tokyo Electron Ltd. (Japan)	18,500	4,596,343
		538,438,680
Software — 2.5%
Adobe, Inc.*	45,200	10,987,216
AppLovin Corp. (Class A Stock)*	11,392	4,534,016
Autodesk, Inc.*	43,200	10,342,080
Cadence Design Systems, Inc.*	9,200	2,556,404
Check Point Software Technologies Ltd. (Israel)*(a)	13,300	1,899,905
Fortinet, Inc.*(a)	55,900	4,568,148
Gen Digital, Inc.	125,700	2,366,931
Intuit, Inc.(a)	30,736	13,289,632
Microsoft Corp.	431,105	159,582,138
Nebius Group NV (Netherlands)*	10,654	1,105,459
Nice Ltd. (Israel)*	5,855	646,442
Oracle Corp.	85,629	12,596,882
Oracle Corp. (Japan)	3,400	185,108
Palantir Technologies, Inc. (Class A Stock)*	50,800	7,431,024
Roper Technologies, Inc.	8,800	3,113,968
Salesforce, Inc.(a)	37,600	7,018,792
SAP SE (Germany)	41,561	7,085,429
ServiceNow, Inc.*	55,520	5,804,616
Teradata Corp.*(a)	48,400	1,240,492
Trend Micro, Inc. (Japan)	21,300	710,069
Zoom Communications, Inc.*	85,800	6,897,462
		263,962,213
Specialized REITs — 0.2%
American Tower Corp.	51,205	8,836,959
Equinix, Inc.	1,600	1,568,384
Gaming & Leisure Properties, Inc.	73,925	3,280,052
Iron Mountain, Inc.(a)	13,000	1,327,820
Public Storage(a)	9,000	2,437,920
VICI Properties, Inc.	289,900	7,920,068
		25,371,203
Specialty Retail — 0.8%
AutoNation, Inc.*	26,800	5,232,968
AutoZone, Inc.*	924	3,121,069
Avolta AG (Switzerland)*	7,825	469,159
Best Buy Co., Inc.	12,800	821,760
Fast Retailing Co. Ltd. (Japan)	8,200	3,239,873
Five Below, Inc.*	18,907	4,319,871
Home Depot, Inc. (The)	34,373	11,304,936
Industria de Diseno Textil SA (Spain)	110,743	6,446,216
JD Sports Fashion PLC (United Kingdom)	752,830	714,028
Kingfisher PLC (United Kingdom)	676,034	2,570,509
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
Lowe’s Cos., Inc.(a)	83,767	$19,792,467
Ross Stores, Inc.	51,398	11,134,349
TJX Cos., Inc. (The)	71,359	11,396,032
Ulta Beauty, Inc.*(a)	6,800	3,554,428
		84,117,665
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.	836,936	212,405,987
Canon, Inc. (Japan)	39,100	1,084,921
Dell Technologies, Inc. (Class C Stock)(a)	26,145	4,291,179
FUJIFILM Holdings Corp. (Japan)	35,600	678,381
Hewlett Packard Enterprise Co.(a)	125,718	2,993,346
Logitech International SA (Switzerland)	14,240	1,322,391
Samsung Electronics Co. Ltd. (South Korea)	33,555	3,924,639
Sandisk Corp.*	8,300	5,273,322
Seagate Technology Holdings PLC	5,300	2,076,328
Western Digital Corp.	46,540	12,588,605
		246,639,099
Textiles, Apparel & Luxury Goods — 0.3%
Amer Sports, Inc. (Finland)*	39,500	1,300,340
Asics Corp. (Japan)	168,400	4,527,454
Brunello Cucinelli SpA (Italy)(a)	23,205	2,027,982
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	52,318	9,237,587
Deckers Outdoor Corp.*(a)	13,800	1,381,242
Hermes International SCA (France)	1,444	2,735,444
LVMH Moet Hennessy Louis Vuitton SE (France)	9,199	5,028,630
Moncler SpA (Italy)	27,625	1,663,261
NIKE, Inc. (Class B Stock)	6,715	354,686
Pandora A/S (Denmark)	8,658	618,821
Ralph Lauren Corp.	15,513	5,336,317
Tapestry, Inc.	21,000	2,963,310
		37,175,074
Tobacco — 0.3%
British American Tobacco PLC (United Kingdom)	107,973	6,268,786
Imperial Brands PLC (United Kingdom)	136,935	5,552,415
Japan Tobacco, Inc. (Japan)	27,900	1,070,352
Philip Morris International, Inc.	98,044	16,210,595
		29,102,148
Trading Companies & Distributors — 0.4%
AerCap Holdings NV (Ireland)	20,500	2,812,190
Ferguson Enterprises, Inc.	7,312	1,702,585
ITOCHU Corp. (Japan)	337,000	4,286,806
Marubeni Corp. (Japan)	64,700	2,366,852
Mitsubishi Corp. (Japan)	261,300	8,964,150
Mitsui & Co. Ltd. (Japan)	114,300	4,418,000
Rexel SA (France)	7,046	279,205
Sumitomo Corp. (Japan)	48,700	1,822,309
Sunbelt Rentals Holdings, Inc.	17,602	1,122,855
Toyota Tsusho Corp. (Japan)	18,300	709,249

A10

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
United Rentals, Inc.	5,083	$3,703,270
W.W. Grainger, Inc.	2,700	2,945,187
WESCO International, Inc.(a)	16,500	4,514,730
		39,647,388
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A	58,927	1,743,380
Transurban Group (Australia), UTS	129,014	1,258,511
		3,001,891
Wireless Telecommunication Services — 0.2%
Airtel Africa PLC (Nigeria), 144A	365,056	1,683,398
KDDI Corp. (Japan)	100,900	1,717,997
SoftBank Group Corp. (Japan)	258,032	6,283,015
Tele2 AB (Sweden) (Class B Stock)	73,041	1,511,765
Vodafone Group PLC (United Kingdom)	3,906,121	5,891,806
		17,087,981

Total Common Stocks (cost $4,022,322,019)		4,793,521,320
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	2,550	234,733
Porsche Automobil Holding SE (Germany) (PRFC)	8,784	321,645
Volkswagen AG (Germany) (PRFC)	10,226	1,046,043
		1,602,421
Banks — 0.0%
Citigroup, Inc., Series II, 6.250%, Maturing 02/15/31(oo)	15,081	371,747
Household Products — 0.1%
Henkel AG & Co. KGaA (Germany) (PRFC)	34,757	2,684,950
Insurance — 0.0%
MetLife, Inc., Series E, 5.625%, Maturing 04/30/26(oo)	4,309	96,694
Life Sciences Tools & Services — 0.0%
Sartorius AG (Germany) (PRFC)(a)	10,446	2,613,764

Total Preferred Stocks (cost $7,656,514)		7,369,576
Unaffiliated Exchange-Traded Funds — 13.8%
Dimensional Core Fixed Income ETF	1,160,825	49,010,031
Dimensional International Core Equity Market ETF	2,169,480	84,522,941
Dimensional US Equity Market ETF	9,280,237	658,061,606
iShares Core MSCI EAFE ETF	450,310	40,766,564
iShares Core S&P 500 ETF	126,679	82,747,990
iShares JP Morgan USD Emerging Markets Bond ETF	111,987	10,518,939
iShares MSCI EAFE ETF	238,375	23,153,364
iShares Russell 1000 Growth ETF	205,482	87,617,525
	Shares	Value

Unaffiliated Exchange-Traded Funds (continued)
iShares Russell 1000 Value ETF	1,143,808	$244,397,455
SPDR Gold MiniShares Trust*	210,124	19,476,393
Vanguard Dividend Appreciation ETF	782,383	168,259,288

Total Unaffiliated Exchange-Traded Funds (cost $1,422,078,787)		1,468,532,096

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	35,519	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.4%
Automobiles — 0.1%
American Credit Acceptance Receivables Trust,
Series 2026-01, Class C, 144A
4.550%	01/12/33	358	356,854
Series 2026-01, Class D, 144A
5.100%	01/12/33	330	327,548
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	300	304,967
Bridgecrest Lending Auto Securitization Trust,
Series 2025-04, Class C
4.800%	08/15/31	65	64,849
Series 2025-04, Class D
5.410%	08/15/31	70	70,119
Series 2026-01, Class C
4.440%	11/17/31	148	146,760
Series 2026-01, Class D
4.990%	11/17/31	186	183,891
Enterprise Fleet Financing LLC,
Series 2024-01, Class A2, 144A
5.230%	03/20/30	210	210,872
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	167	165,665
Series 2026-01A, Class C
4.400%	05/17/32	144	142,173
Series 2026-01A, Class D
5.000%	05/17/32	280	277,220
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36	300	308,852
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	500	500,614
GLS Auto Receivables Issuer Trust,
Series 2025-04A, Class C, 144A
4.740%	08/15/31	187	186,014

A11

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		100	$100,980
Series 2025-03, Class C
4.680%	09/15/31		109	109,155
Series 2026-01, Class C
4.260%	04/15/32		247	243,789
				3,700,322
Collateralized Loan Obligations — 2.3%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2019-11A, Class AR2, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.199%(c)	07/22/37		11,750	11,748,058
Apidos CLO,
Series 2018-18A, Class A1R2, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)
4.999%(c)	01/22/38		10,500	10,502,377
Ares European CLO DAC (Ireland),
Series 11A, Class A1R, 144A, 3 Month EURIBOR + 0.770% (Cap N/A, Floor 0.770%)
2.786%(c)	04/15/32	EUR	1,676	1,937,799
Series 21A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.236%(c)	04/15/38	EUR	250	288,118
Atlas Senior Loan Fund Ltd. (United Kingdom),
Series 2024-23A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.198%(c)	07/20/37		16,000	15,995,706
Avoca CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.186%(c)	04/15/39	EUR	346	397,985
Bain Capital Credit CLO Ltd. (United Kingdom),
Series 2022-05A, Class ARR, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
4.808%(c)	01/24/37		7,650	7,628,670
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.510% (Cap N/A, Floor 1.510%)
5.178%(c)	07/20/37		14,000	13,995,884
Contego CLO DAC (Ireland),
Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.216%(c)	10/15/37	EUR	10,600	12,219,546
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
5.558%(c)	01/25/37		8,000	8,003,118
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-12RA, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.368%(c)	10/20/37		10,000	9,993,801
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.016%(c)	10/15/34	EUR	4,250	4,909,441
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
5.072%(c)	04/15/34		1,848	$1,848,053
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.109%(c)	10/20/31		3	3,340
ICG Euro CLO DAC (Ireland),
Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.276%(c)	10/19/38	EUR	10,000	11,529,531
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
2.666%(c)	07/15/31	EUR	923	1,064,936
Series 03A, Class BR, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 2.000%)
4.026%(c)	10/30/38	EUR	8,500	9,756,609
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.289%(c)	04/22/37		17,750	17,755,875
Madison Park Euro Funding DAC (Ireland),
Series 23A, Class A, 144A, 3 Month EURIBOR + 1.230% (Cap N/A, Floor 1.230%)
3.763%(c)	04/15/40	EUR	364	418,802
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
4.911%(c)	10/12/30		164	163,912
Nassau Euro CLO DAC (Ireland),
Series 04A, Class A1R, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.246%(c)	07/20/38	EUR	8,000	9,203,793
NGC Ltd. (United Kingdom),
Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)
5.768%(c)	07/20/37		5,750	5,761,522
Northwoods Capital Ltd. (Cayman Islands),
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
5.118%(c)	07/19/37		10,000	10,003,277
Oaktree CLO Ltd. (Cayman Islands),
Series 2019-04A, Class BRR, 144A, 3 Month SOFR + 1.920% (Cap N/A, Floor 1.920%)
5.588%(c)	07/20/37		8,000	8,012,002
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.406%(c)	01/15/38	EUR	8,000	9,237,990
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.366%(c)	07/15/38	EUR	250	288,922
Series 2026-01A, Class A, 144A, 3 Month EURIBOR + 1.230% (Cap N/A, Floor 1.230%)
3.399%(c)	04/15/39	EUR	250	287,898

A12

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Parallel Ltd. (Cayman Islands),
Series 2020-01A, Class A2R, 144A, 3 Month SOFR + 2.112% (Cap N/A, Floor 1.850%)
5.779%(c)	07/20/34		588	$586,014
Ravensdale Park CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.200%(c)	04/25/38	EUR	251	288,581
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.052%(c)	09/06/37		19,000	19,008,123
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
5.089%(c)	10/20/31		460	460,359
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.176%(c)	04/15/40	EUR	350	402,330
Symphony CLO Ltd. (Cayman Islands),
Series 2018-19A, Class A, 144A, 3 Month SOFR + 1.222% (Cap N/A, Floor 0.960%)
4.893%(c)	04/16/31		45	44,693
Tikehau CLO DAC (Ireland),
Series 13A, Class A, 144A, 3 Month EURIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.206%(c)	10/15/38	EUR	7,450	8,567,119
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.666%(c)	04/15/37	EUR	9,000	10,401,124
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.268%(c)	04/25/37		8,250	8,250,763
Venture CLO Ltd. (Cayman Islands),
Series 2019-37A, Class A1RR, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)
4.922%(c)	07/15/32		5,795	5,795,703
Voya Euro CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.188%(c)	03/16/38	EUR	8,200	9,483,268
				246,245,042
Consumer Loans — 0.0%
Aqua Finance Issuer Trust,
Series 2025-B, Class A, 144A
4.790%	05/17/51		193	194,031
Foundation Finance Trust,
Series 2025-03A, Class A, 144A
4.560%	08/15/52		386	382,899
GreenSky Home Improvement Issuer Trust,
Series 2025-03A, Class A3, 144A
4.520%	12/27/60		119	118,342
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
GreenSky Home Improvement Trust,
Series 2024-01, Class A4, 144A
5.670%	06/25/59		36	$36,867
Lendmark Funding Trust,
Series 2021-01A, Class A, 144A
1.900%	11/20/31		185	181,142
Series 2025-02A, Class A, 144A
4.780%	10/20/34		449	447,957
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35		179	176,910
Series 2023-01A, Class D, 144A
7.490%	06/14/38		200	209,738
Series 2023-02A, Class C, 144A
6.740%	09/15/36		100	102,683
Series 2023-02A, Class D, 144A
7.520%	09/15/36		200	206,263
Oportun Issuance Trust,
Series 2026-A, Class A, 144A
4.320%	01/09/34		372	370,074
UPG HI Issuer Trust,
Series 2025-02, Class A, 144A
5.000%	09/25/47		87	86,441
				2,513,347
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
4.914%(c)	03/15/32	GBP	700	929,309
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
4.634%(c)	07/15/32	GBP	300	397,239
				1,326,548
Home Equity Loans — 0.0%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.433%(c)	05/25/34		14	13,726
Bear Stearns Asset-Backed Securities Trust,
Series 2003-02, Class A3, 1 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)
5.293%(c)	03/25/43		7	7,246
GS Mortgage-Backed Securities Trust,
Series 2026-CES01, Class A1, 144A
4.899%(cc)	05/25/56		122	120,576
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
5.373%(c)	03/20/54		10	9,937
Option One Mortgage Accept Corp., Asset-Backed Certificates,
Series 2003-05, Class A2, 1 Month SOFR + 0.754% (Cap N/A, Floor 0.640%)
4.433%(c)	08/25/33		10	10,575

A13

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A
5.344%(cc)	09/25/44	380	$380,619
Series 2025-CES11, Class A1A, 144A
4.966%(cc)	11/25/55	332	329,666
Series 2025-CES12, Class A1A, 144A
5.027%(cc)	11/25/55	284	283,086
Series 2026-CES02, Class A1A, 144A
4.762%(cc)	02/25/56	1,025	1,013,274
Towd Point Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
5.848%(cc)	01/25/64	51	51,552
Series 2024-CES05, Class A1, 144A
5.167%(cc)	09/25/64	163	162,454
			2,382,711
Other — 0.0%
Hilton Grand Vacations Trust,
Series 2025-03EXT, Class B, 144A
4.900%	10/25/44	123	122,372
NMABS Issuer I LLC,
Series 2025-01A, Class A, 144A
5.140%	11/22/55	192	187,854
Progress Residential Trust,
Series 2025-SFR03, Class A, 144A
3.390%	07/17/42	370	349,827
Series 2025-SFR06, Class A, 144A
4.000%	12/17/42	203	195,634
Sierra Timeshare Receivables Funding LLC,
Series 2025-02A, Class A, 144A
4.720%	04/20/44	65	65,242
			920,929
Residential Mortgage-Backed Securities — 0.0%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-through Certificates,
Series 2004-R01, Class A2, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.600%)
4.393%(c)	02/25/34	4	3,555
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-W10, Class A2, 1 Month SOFR + 0.894% (Cap N/A, Floor 0.780%)
3.872%(c)	10/25/34	8	8,165
Countrywide Asset-Backed Certificates Trust,
Series 2004-BC04, Class M1, 1 Month SOFR + 1.164% (Cap N/A, Floor 1.050%)
4.843%(c)	11/25/34	—(r)	88
Merrill Lynch Mortgage Investors Trust,
Series 2004-WMC03, Class M2, 1 Month SOFR + 1.959% (Cap N/A, Floor 1.845%)
4.698%(c)	01/25/35	7	6,923
Structured Asset Investment Loan Trust,
Series 2004-BNC01, Class A4, 1 Month SOFR + 1.054% (Cap N/A, Floor 0.940%)
4.733%(c)	09/25/34	26	27,839
			46,570
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans — 0.0%
SoFi Professional Loan Program LLC,
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48	28	$26,957
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	54	52,705
			79,662

Total Asset-Backed Securities (cost $259,403,421)			257,215,131
Commercial Mortgage-Backed Securities — 0.3%
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	75	73,843
Series 2018-BN13, Class A4
3.953%	08/15/61	291	287,661
Series 2019-BN20, Class A2
2.758%	09/15/62	384	362,656
Series 2021-BN34, Class A5
2.438%	06/15/63	165	145,234
BANK5,
Series 2024-05YR08, Class A3
5.884%	08/15/57	1,000	1,036,844
Series 2024-05YR10, Class A3
5.302%	10/15/57	1,050	1,069,853
Series 2025-05YR14, Class A3
5.646%	04/15/58	1,680	1,735,796
Series 2025-05YR15, Class A3
5.452%	07/15/58	1,900	1,947,118
Barclays Commercial Mortgage Securities Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	247	236,120
Series 2024-05C29, Class A3
5.208%	09/15/57	500	508,883
Series 2025-05C34, Class A3
5.659%	05/15/58	1,060	1,095,184
Series 2025-05C36, Class A3
5.517%	08/15/58	2,100	2,163,409
Benchmark Mortgage Trust,
Series 2024-V09, Class A3
5.602%	08/15/57	1,000	1,025,837
Series 2024-V10, Class A3
5.277%	09/15/57	800	814,330
BFLD Trust,
Series 2025-EWEST, Class A, 144A, 1 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.223%(c)	06/15/42	550	548,245
BMO Mortgage Trust,
Series 2024-05C5, Class A3
5.857%	02/15/57	450	464,599
Series 2024-05C6, Class A3
5.316%	09/15/57	1,150	1,170,336
Series 2025-05C11, Class A3
5.669%	07/15/58	2,000	2,066,614

A14

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust (Canada),
Series 2024-PURE, Class A, 144A, CORRA + 1.900% (Cap N/A, Floor 1.900%)
4.178%(c)	11/15/41	CAD	441	$319,335
Series 2026-VLT09, Class A, 144A, 1 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.373%(c)	03/15/45		600	597,096
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41		600	566,479
BXMT Ltd. (Cayman Islands),
Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)
5.318%(c)	10/18/42		200	199,827
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52		656	618,040
CD Mortgage Trust,
Series 2017-CD05, Class A3
3.171%	08/15/50		250	246,093
Series 2019-CD08, Class A3
2.657%	08/15/57		673	634,187
CENT,
Series 2025-CITY, Class A, 144A
4.920%(cc)	07/10/40		650	654,661
CFCRE Commercial Mortgage Trust,
Series 2016-C06, Class A2
2.950%	11/10/49		162	161,852
Series 2016-C07, Class A2
3.585%	12/10/54		251	248,960
Citigroup Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.209%	10/12/50		229	225,592
Series 2019-GC41, Class A4
2.620%	08/10/56		280	262,452
Commercial Mortgage Trust,
Series 2016-COR01, Class A3
2.826%	10/10/49		298	296,315
CSAIL Commercial Mortgage Trust,
Series 2017-CX10, Class A4
3.191%	11/15/50		215	212,655
Series 2018-CX12, Class A3
3.959%	08/15/51		195	193,089
Series 2019-C17, Class A4
2.763%	09/15/52		105	99,454
CSTL Commercial Mortgage Trust,
Series 2024-GATE, Class A, 144A
4.764%(cc)	11/10/41		850	847,745
Series 2025-GATE02, Class A, 144A
4.560%(cc)	11/10/42		373	366,873
Series 2025-GATE02, Class C, 144A
5.144%(cc)	11/10/42		100	98,102
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4
2.632%	08/10/49		178	177,412
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K131, Class X1, IO
0.725%(cc)	07/25/31	11,315	$373,187
Series K741, Class X1, IO
0.538%(cc)	12/25/27	144	1,154
GS Mortgage Securities Trust,
Series 2019-GC42, Class A3
2.749%	09/10/52	625	590,734
Morgan Stanley Capital I Trust,
Series 2019-H07, Class A3
3.005%	07/15/52	46	43,602
One Bryant Park Trust,
Series 2019-OBP, Class A, 144A
2.516%	09/15/54	140	129,352
PRM7 Trust,
Series 2025-PRM07, Class A, 144A
4.363%(cc)	11/10/42	310	302,729
Series 2025-PRM07, Class C, 144A
4.941%(cc)	11/10/42	100	97,274
SLG Office Trust,
Series 2026-OMA, Class A, 144A
4.965%(cc)	04/15/41	700	700,139
UBS Commercial Mortgage Trust,
Series 2018-C12, Class A4
4.030%	08/15/51	325	321,167
Series 2019-C16, Class A3
3.344%	04/15/52	280	273,992
Wells Fargo Commercial Mortgage Trust,
Series 2017-C38, Class A4
3.190%	07/15/50	224	221,358
Series 2017-C41, Class A3
3.210%	11/15/50	420	413,225
Series 2019-C52, Class A4
2.643%	08/15/52	173	164,076
Series 2021-C59, Class A5
2.626%	04/15/54	100	90,031
Series 2024-5C1, Class A3
5.928%	07/15/57	1,100	1,137,547
Series 2025-5C5, Class A3
5.590%	07/15/58	2,290	2,361,890

Total Commercial Mortgage-Backed Securities (cost $31,628,275)			31,000,238
Corporate Bonds — 2.8%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.625%	02/01/31	815	774,686
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	06/15/33	360	371,664
7.500%	02/01/29	45	46,669

A15

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29		170	$166,997
				1,360,016
Agriculture — 0.0%
Altria Group, Inc.,
Gtd. Notes
3.125%	06/15/31	EUR	815	909,838
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26		5	4,588
5.750%	04/20/29		715	709,108
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.750%	10/20/28		623	622,166
United Airlines Holdings, Inc.,
Gtd. Notes
5.375%	03/01/31		665	651,286
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29		270	264,682
				2,251,830
Apparel — 0.0%
Levi Strauss & Co.,
Sr. Unsec’d. Notes, 144A
3.500%	03/01/31		145	133,375
Auto Manufacturers — 0.1%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
2.850%	06/27/28	EUR	300	341,533
3.500%	06/27/31	EUR	800	899,926
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32		525	456,072
4.750%	01/15/43		12	9,057
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.000%	11/13/30		1,136	1,058,378
4.950%	05/28/27		220	219,920
4.970%	04/06/29		550	543,182
5.730%	09/05/30		245	244,814
5.850%	05/17/27		345	347,533
6.798%	11/07/28		200	207,214
6.800%	05/12/28		675	695,374
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.625%	04/04/32		496	507,368
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		225	223,910
4.875%	11/01/27		260	261,116
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Volkswagen Financial Services NV (Germany),
Gtd. Notes, EMTN
3.250%	04/13/27	GBP	200	$259,399
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/17/29(oo)	EUR	800	888,146
5.493%(ff)	11/15/30(oo)	EUR	200	230,014
				7,392,956
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		75	76,687
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 7.500%
6.750%	11/15/29	EUR	100	119,701
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		365	372,573
Qnity Electronics, Inc.,
Gtd. Notes, 144A
6.250%	08/15/33		115	116,673
Sr. Sec’d. Notes, 144A
5.750%	08/15/32		200	200,249
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		2,625	2,621,028
ZF Europe Finance BV (Germany),
Gtd. Notes, EMTN
7.000%	06/12/30	EUR	100	117,696
				3,624,607
Banks — 0.7%
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	400	439,020
Sr. Unsec’d. Notes, EMTN
0.250%	06/29/29	EUR	500	525,790
1.375%	07/05/32	EUR	100	101,378
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	11,500	1,818,981
AIB Group PLC (Ireland),
Jr. Sub. Notes
7.125%(ff)	10/30/29(oo)	EUR	200	240,209
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	650	760,254
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		200	215,398
Banco de Sabadell SA (Spain),
Jr. Sub. Notes
6.500%(ff)	05/20/31(oo)	EUR	200	233,281
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	200	234,522

A16

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
5.500%(ff)	09/08/29	EUR	100	$120,784
Banco Santander SA (Spain),
Jr. Sub. Notes
9.625%(ff)	11/21/28(oo)		200	215,448
Banco Santander Totta SA (Portugal),
Covered Bonds
3.250%	02/15/31	EUR	400	463,337
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes
2.000%	06/01/30	EUR	100	109,838
Gov’t. Gtd. Notes, EMTN
3.875%	03/13/35	EUR	200	230,097
4.000%	03/13/32	EUR	300	353,947
4.250%	03/18/37	EUR	200	233,489
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)		115	115,237
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		1,305	1,161,730
5.162%(ff)	01/24/31		455	463,587
Sr. Unsec’d. Notes, MTN
2.087%(ff)	06/14/29		555	527,825
Sub. Notes
3.846%(ff)	03/08/37		77	71,274
5.518%(ff)	10/25/35		495	495,191
5.744%(ff)	02/12/36		575	584,984
Bankinter SA (Spain),
Sr. Non-Preferred Notes, EMTN
3.625%(ff)	02/04/33	EUR	300	340,319
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.521%(ff)	02/24/32		200	195,806
7.090%(ff)	11/06/29	GBP	200	275,176
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
0.050%	11/20/29	EUR	1,491	1,554,649
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		670	680,119
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33		210	216,954
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	500	569,433
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31		1,089	1,120,160
6.714%(ff)	10/19/29		525	549,480
7.003%(ff)	10/19/34		250	273,132
Sr. Non-Preferred Notes, 144A, MTN
5.417%(ff)	01/13/37		250	243,028
Caisse des Depots et Consignations (France),
Sr. Unsec’d. Notes, EMTN
3.063%	10/09/30	EUR	100	113,651
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		200	207,678
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
6.840%(ff)	09/13/34		200	$217,096
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		516	529,303
Sub. Notes, EMTN
4.000%(ff)	03/05/37	EUR	300	338,266
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30		800	794,232
5.750%	05/05/26		800	801,210
5.875%	04/30/29		800	834,951
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.980%(ff)	03/20/30		180	177,134
4.412%(ff)	03/31/31		1,006	993,647
4.503%(ff)	09/11/31		123	121,530
4.542%(ff)	09/19/30		783	780,305
4.786%(ff)	03/04/29		2,250	2,261,521
5.174%(ff)	02/13/30		815	827,519
5.449%(ff)	06/11/35		15	15,206
Sub. Notes
5.827%(ff)	02/13/35		90	91,141
Citizens Financial Group, Inc.,
Sr. Unsec’d. Notes
5.253%(ff)	03/05/31		1,000	1,011,621
Commerzbank AG (Germany),
Sr. Non-Preferred Notes, EMTN
4.000%(ff)	07/16/32	EUR	700	810,390
Sub. Notes, EMTN
4.875%(ff)	10/16/34	EUR	400	469,275
Cooperatieve Rabobank UA (Netherlands),
Sr. Preferred Notes, GMTN
3.500%	12/14/26	AUD	300	203,360
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		290	301,548
Sr. Non-Preferred Notes, 144A, MTN
4.631%(ff)	09/11/28		250	249,715
4.818%(ff)	09/25/33		250	244,220
Sr. Non-Preferred Notes, EMTN
0.375%	04/20/28	EUR	100	108,789
Sub. Notes, 144A, MTN
4.000%(ff)	01/10/33		500	491,488
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
4.613%(ff)	10/02/30		200	198,915
5.705%(ff)	03/01/30		445	456,598
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		295	290,175
4.950%(ff)	08/04/31		175	174,391
4.999%(ff)	09/11/30		165	165,482
6.819%(ff)	11/20/29		150	157,383
Sr. Non-Preferred Notes, EMTN
3.375%(ff)	02/13/31	EUR	1,000	1,132,652
Sub. Notes, EMTN
4.000%(ff)	06/24/32	EUR	400	460,306

A17

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
6.100%	02/21/33	AUD	200	$135,856
Sr. Unsec’d. Notes, MTN
3.050%	02/26/30	AUD	660	406,763
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.566%(ff)	04/29/32		185	181,550
Fifth Third Financial Corp.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		199	205,519
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
3.120%	02/20/31	EUR	200	222,212
Goldman Sachs Bank USA,
Sr. Unsec’d. Notes
5.414%(ff)	05/21/27		800	800,940
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(oo)		400	393,728
Sr. Unsec’d. Notes
1.992%(ff)	01/27/32		1,095	961,618
4.369%(ff)	10/21/31		420	411,772
4.516%(ff)	01/21/32(a)		481	473,793
4.692%(ff)	10/23/30		680	680,524
5.049%(ff)	07/23/30		180	182,098
5.065%(ff)	01/21/37		160	156,661
5.207%(ff)	01/28/31		140	142,289
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		285	260,062
Sr. Unsec’d. Notes
2.206%(ff)	08/17/29		390	368,843
3.000%(ff)	07/22/28	GBP	975	1,252,311
4.619%(ff)	11/06/31		555	546,399
5.130%(ff)	11/19/28		400	402,306
5.546%(ff)	03/04/30		285	291,945
Sub. Notes, EMTN
4.191%(ff)	05/19/36	EUR	250	285,680
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
7.000%(ff)	05/20/32(oo)	EUR	200	241,781
Jr. Sub. Notes, EMTN
5.500%(ff)	03/01/28(oo)	EUR	250	288,211
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	700	807,456
Sr. Preferred Notes, 144A
6.625%	06/20/33		365	394,593
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.069%(ff)	06/01/29		830	789,631
2.545%(ff)	11/08/32		250	222,353
2.739%(ff)	10/15/30(a)		575	541,596
4.603%(ff)	10/22/30		1,000	1,001,942
4.995%(ff)	07/22/30		890	902,744
5.502%(ff)	01/24/36		50	51,168
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.454%(ff)	09/23/31		220	$216,562
Sub. Notes, EMTN
6.151%(ff)	03/19/34	GBP	300	403,870
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		13	13,787
Sr. Unsec’d. Notes, GMTN
5.121%(ff)	04/04/31(a)		584	589,136
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(oo)		200	198,500
Sub. Notes, EMTN
4.000%(ff)	05/09/35	EUR	300	344,009
M&T Bank Corp.,
Sr. Unsec’d. Notes
6.082%(ff)	03/13/32		49	51,340
Sr. Unsec’d. Notes, MTN
5.385%(ff)	01/16/36		61	60,485
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
0.375%	06/09/26	EUR	100	114,525
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
5.098%(ff)	05/13/31(a)		1,290	1,305,869
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	650	740,784
4.493%(ff)	01/16/32		230	226,220
4.654%(ff)	10/18/30		1,105	1,104,187
5.073%(ff)	01/30/37		211	206,660
5.230%(ff)	01/15/31		95	96,482
Sr. Unsec’d. Notes, EMTN
0.000%	04/02/32		200	145,500
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		860	798,795
3.749%(ff)	11/07/36	EUR	900	998,946
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33		175	157,290
5.250%(ff)	04/21/34		75	75,247
5.424%(ff)	07/21/34		88	89,222
Sr. Unsec’d. Notes, MTN, Series I
4.356%(ff)	10/22/31		295	289,181
Sub. Notes
5.314%(ff)	01/18/41		90	86,835
5.948%(ff)	01/19/38		208	213,187
Morgan Stanley Bank NA,
Sr. Unsec’d. Notes
5.504%(ff)	05/26/28		600	606,858
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.213%(ff)	02/08/30		900	890,644
4.465%(ff)	11/19/31		295	290,486
4.734%(ff)	07/18/31		250	249,144

A18

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	1,000	$1,153,920
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		115	114,627
5.373%(ff)	07/21/36		40	40,313
Sub. Notes
5.423%(ff)	01/25/41		70	68,695
QNB Finance Ltd. (Qatar),
Gtd. Notes, MTN
4.900%	02/01/28	AUD	300	203,242
Royal Bank of Canada (Canada),
Jr. Sub. Notes
6.500%(ff)	05/24/86		400	389,016
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.320%(ff)	09/22/29		200	197,966
4.858%(ff)	09/11/30		400	400,269
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	630	724,754
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		684	612,768
5.400%(ff)	04/10/37		655	631,603
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30		513	516,796
5.545%(ff)	01/21/29		235	238,196
7.018%(ff)	02/08/30		200	212,158
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	650	768,303
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.964%(ff)	10/23/36(a)		240	232,473
5.711%(ff)	01/24/35		45	46,386
5.867%(ff)	06/08/34(a)		60	62,449
TSB Bank PLC (United Kingdom),
Covered Bonds
2.704%	02/18/30	EUR	500	568,824
3.319%	03/05/29	EUR	900	1,045,563
U.S. Bancorp,
Sr. Unsec’d. Notes
4.009%(ff)	05/21/32	EUR	1,000	1,160,705
5.678%(ff)	01/23/35		35	36,140
5.836%(ff)	06/12/34		95	99,168
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		220	233,244
Sr. Unsec’d. Notes, 144A, MTN
4.398%(ff)	09/23/31		200	196,268
5.010%(ff)	03/23/37		200	193,478
Sr. Unsec’d. Notes, EMTN
0.650%(ff)	01/14/28	EUR	1,400	1,588,124
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
UniCredit SpA (Italy),
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29	EUR	200	$236,859
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.960%(ff)	01/23/37		100	97,421
5.150%(ff)	04/23/31		526	534,930
5.244%(ff)	01/24/31		610	621,676
5.499%(ff)	01/23/35		85	86,490
Sr. Unsec’d. Notes, MTN
3.350%(ff)	03/02/33		330	302,762
5.557%(ff)	07/25/34		47	48,130
				69,996,366
Beverages — 0.0%
Maple Parent Holdings Corp.,
Gtd. Notes, 144A
3.881%	03/26/30	EUR	500	574,043
5.700%	03/26/36		50	49,621
6.625%	03/26/56		53	52,482
				676,146
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.850%	02/19/36		97	95,260
5.750%	03/02/63		35	33,638
				128,898
Building Materials — 0.1%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.500%	11/29/32	EUR	200	239,261
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		530	527,210
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		1,360	923,131
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		735	747,069
Sr. Unsec’d. Notes, 144A
6.750%	03/01/33		80	81,260
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28		1,085	1,077,240
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31		115	103,326
4.375%	07/15/30		992	936,595
				4,635,092

A19

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Chemicals — 0.0%
Alpek SAB de CV (Mexico),
Gtd. Notes
4.250%	09/18/29		200	$183,491
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		70	62,470
Herens Holdco Sarl (Luxembourg),
Sr. Sec’d. Notes, 144A
4.750%	05/15/28		200	167,358
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes
8.500%	03/15/29	EUR	100	95,313
Solstice Advanced Materials, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/30/33		360	354,975
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28		1,060	1,060,371
				1,923,978
Commercial Services — 0.1%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	400	463,937
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		445	430,347
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		965	942,805
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29		505	450,437
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		340	343,535
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	400	458,877
4.250%	09/25/30	GBP	400	503,358
Fiserv Funding ULC,
Gtd. Notes
3.500%	06/15/32	EUR	300	330,024
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		600	624,028
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	500	587,582
5.550%	11/15/35		135	129,811
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30		510	523,365
7.250%	06/15/33(a)		210	215,612
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Mersin Uluslararasi Liman Isletmeciligi A/S (Turkey),
Sr. Unsec’d. Notes
8.250%	11/15/28		200	$204,187
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.100%	08/09/35		245	241,664
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32(a)		370	369,577
Toll Road Investors Partnership II LP,
Insured Notes, 144A
5.183%(s)	02/15/43		169	58,005
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		1,035	949,329
3.875%	02/15/31		60	56,429
4.875%	01/15/28		455	453,133
5.250%	01/15/30(a)		895	891,053
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31		45	40,704
				9,267,799
Computers — 0.0%
International Business Machines Corp.,
Sr. Unsec’d. Notes
3.000%	02/03/31	EUR	400	449,838
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		446	477,383
				927,221
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		375	361,023
3.300%	01/30/32		540	489,622
American Express Co.,
Sr. Unsec’d. Notes
4.918%(ff)	07/20/33		75	75,185
5.667%(ff)	04/25/36		70	72,386
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.250%	02/15/27		70	69,195
4.950%	01/15/28		190	190,631
5.150%	01/15/30		105	105,415
5.375%	05/30/30		355	359,001
5.750%	11/15/29		423	432,733
6.375%	05/04/28		345	354,798
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/31		400	373,945
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		95	95,909

A20

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Gtd. Notes, 144A
4.000%	03/15/29		124	$120,522
OneMain Finance Corp.,
Gtd. Notes
5.375%	11/15/29		725	699,746
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	400	435,810
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29		484	459,024
5.750%	09/15/31		575	534,094
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	600	660,860
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		600	659,562
Stellantis Financial Services US Corp.,
Sr. Unsec’d. Notes, 144A
5.400%	09/15/30		425	417,341
				6,966,802
Electric — 0.3%
Acquirente Unico SpA (Italy),
Sr. Unsec’d. Notes
3.500%	02/11/33	EUR	300	339,735
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	300	331,151
4.250%	06/19/30	EUR	100	113,237
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		259	227,600
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	300	342,039
4.125%	04/30/33	EUR	100	113,925
Chile Electricity Lux Mpc II Sarl (Chile),
Gov’t. Gtd. Notes
5.580%	10/20/35		244	245,723
5.672%	10/20/35		485	489,843
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		344	354,592
Comision Federal de Electricidad (Mexico),
Insured Notes, Series 16U, 6 Month SOFR + 0.923%
4.591%(c)	12/15/36		37	33,329
Sr. Unsec’d. Notes, 144A
6.500%	01/28/51		200	192,750
Sr. Unsec’d. Notes, EMTN
5.000%	09/29/36		560	520,594
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		55	58,060
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Unsec’d. Notes, 144A
3.750%	03/01/31		1,375	$1,311,147
4.625%	02/01/29		30	29,638
5.000%	02/01/31		360	361,005
Dominion Energy, Inc.,
Jr. Sub. Notes
6.000%(ff)	02/15/56		191	189,402
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53		43	43,720
Sr. Unsec’d. Notes
5.450%	06/15/29		98	98,862
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	200	224,290
Jr. Sub. Notes, EMTN
5.625%(ff)	06/17/32(oo)	EUR	200	236,559
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.750%	09/30/55		265	247,104
Energuate Trust 2 0 (Guatemala),
Sr. Unsec’d. Notes, 144A
6.350%	09/15/35		200	196,120
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
3.625%	03/06/31	EUR	200	231,286
Entergy Corp.,
Jr. Sub. Notes
5.875%(ff)	06/15/56		29	28,617
7.125%(ff)	12/01/54		282	288,685
Entergy Texas, Inc.,
First Mortgage
5.550%	09/15/54		20	18,897
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		1,500	1,511,719
EUSHI Finance, Inc.,
Gtd. Notes
6.250%(ff)	04/01/56		124	121,810
7.625%(ff)	12/15/54		89	91,446
FirstEnergy Corp.,
Sr. Unsec’d. Notes
2.650%	03/01/30		69	63,959
Sr. Unsec’d. Notes, Series C
4.850%	07/15/47		139	118,613
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
2.866%	09/15/28		60	57,700
Iberdrola International BV (Spain),
Gtd. Notes, Series NC5
1.874%(ff)	04/15/26(oo)	EUR	700	805,292
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		400	369,960
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28		200	196,000

A21

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Sec’d. Notes, EMTN
7.750%	12/15/27		500	$520,469
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		90	84,136
5.400%	06/01/33		315	320,115
5.650%	05/09/34		70	71,916
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		145	130,242
Landsvirkjun (Iceland),
Gov’t. Gtd. Notes, EMTN, 3 Month EURIBOR + 0.090%
2.120%(c)	07/24/26	EUR	600	689,592
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	100	110,192
6.500%	03/13/31		200	206,375
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	100	115,970
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	100	107,471
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		859	861,211
Gtd. Notes, 144A
3.375%	02/15/29		110	104,540
3.625%	02/15/31		529	488,551
3.875%	02/15/32		35	32,115
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		275	296,998
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	700	805,203
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
2.427%(s)	04/11/31	CAD	400	241,129
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43		70	57,487
5.800%	05/15/34		160	163,853
6.000%	08/15/35		245	253,079
6.000%	05/01/56		70	66,551
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	600	609,505
PG&E Corp.,
Jr. Sub. Notes
6.850%(ff)	09/15/56		143	140,840
7.375%(ff)	03/15/55		74	74,416
San Diego Gas & Electric Co.,
First Mortgage
5.200%	03/15/36		70	69,794
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Saudi Electricity Sukuk Programme Co. (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.310%	01/22/29		400	$394,468
SCE Recovery Funding LLC,
Sr. Sec’d. Notes
4.453%	03/15/36		312	309,597
Sempra,
Jr. Sub. Notes
6.375%(ff)	04/01/56		95	95,239
Sierra Pacific Power Co.,
Jr. Sub. Notes
6.200%(ff)	12/15/55		190	184,799
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34		32	31,780
5.450%	03/01/35		88	88,453
Southern Power Co.,
Sr. Unsec’d. Notes, Series A
4.250%	10/01/30		31	30,571
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35		81	78,558
Texas Electric Market Stabilization Funding M LLC,
Sr. Sec’d. Notes, Series A, 144A
5.147%	08/01/51		1,421	1,403,396
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,450	1,450,735
8.000%(ff)	10/15/26(oo)		1,975	1,991,266
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		1,500	1,614,910
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		2,085	2,079,847
5.625%	02/15/27		885	884,944
6.875%	04/15/32		315	325,956
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		45	44,698
4.600%	10/15/30		30	29,471
5.250%	10/15/35		72	70,155
5.350%	01/31/36		95	92,971
5.700%	12/30/34		75	75,580
6.000%	04/15/34		120	123,709
				28,227,262
Electrical Components & Equipment — 0.0%
Emerson Electric Co.,
Sr. Unsec’d. Notes
3.000%	03/15/31	EUR	1,200	1,345,276
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.250%	04/15/31		135	134,147
5.500%	04/15/34		150	147,846
				1,627,269

A22

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	08/15/29	EUR	450	$521,896
Sensata Technologies, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		75	69,631
				591,527
Energy-Alternate Sources — 0.0%
India Green Power Holdings (India),
Sec’d. Notes
4.000%	02/22/27		200	194,800
Engineering & Construction — 0.1%
Bioceanico Sovereign Certificate Ltd. (Paraguay),
Sr. Sec’d. Notes
2.298%(s)	06/05/34		413	336,148
Cellnex Finance Co. SA (Spain),
Gtd. Notes, EMTN
1.250%	01/15/29	EUR	200	216,923
2.000%	02/15/33	EUR	2,100	2,108,024
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30	EUR	400	421,834
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30	EUR	100	118,729
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.125%	10/08/32	EUR	300	305,214
1.875%	03/14/36	EUR	100	96,992
6.450%	12/10/33	GBP	100	137,734
IHS Holding Ltd. (Nigeria),
Gtd. Notes
6.250%	11/29/28		200	198,032
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		256	249,741
5.500%	07/31/47		200	166,180
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		294	286,811
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		275	253,634
5.625%	01/31/34		550	538,467
				5,434,463
Entertainment — 0.0%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29		2,100	2,020,893
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		400	405,217
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		350	326,662
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29		30	$29,630
6.250%	03/15/33		495	490,560
7.125%	02/15/31		380	399,213
				3,672,175
Environmental Control — 0.0%
GFL Environmental, Inc.,
Gtd. Notes, 144A
6.750%	01/15/31		135	139,732
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.625%	03/31/32		600	590,395
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		575	554,481
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		175	172,366
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31(a)	EUR	1,707	1,859,586
8.125%	05/14/30	GBP	1,050	1,280,335
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes
5.500%	01/15/36		280	278,720
5.950%	04/20/35		140	144,652
6.500%	12/01/52		35	35,229
7.250%	11/15/53		55	60,243
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		1,365	1,304,601
4.375%	01/31/32		500	466,050
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		130	131,182
Mondelez International, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.625%	07/03/31	CAD	900	664,939
Post Holdings, Inc.,
Gtd. Notes, 144A
4.500%	09/15/31		475	442,144
				7,984,923
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		44	44,180
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		80	82,127
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		45	46,776

A23

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
Terega SA (France),
Sr. Unsec’d. Notes
0.875%	09/17/30	EUR	700	$705,037
				878,120
Healthcare-Products — 0.0%
American Medical Systems Europe BV,
Gtd. Notes
3.250%	03/08/34	EUR	600	665,180
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		1,940	1,877,555
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	600	698,947
3.875%	10/15/36	EUR	600	686,762
Solventum Corp.,
Sr. Unsec’d. Notes
5.450%	03/13/31		230	235,985
5.600%	03/23/34		135	138,000
				4,302,429
Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		100	91,739
4.625%	06/01/30		1,945	1,870,051
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		405	384,572
3.500%	07/15/51		75	49,527
4.600%	11/15/32		124	120,659
5.250%	06/15/49		5	4,409
5.500%	06/15/47		70	64,184
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		250	242,900
4.375%	01/15/30		1,140	1,103,716
5.125%	11/01/27		565	564,499
				4,496,256
Holding Companies-Diversified — 0.0%
Benteler International AG (Austria),
Sr. Sec’d. Notes
7.250%	06/15/31	EUR	100	119,775
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		3,840	3,732,897
				3,852,672
Home Builders — 0.1%
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		25	24,887
7.250%	10/15/29(a)		789	789,193
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
6.250%	09/15/27		170	$169,538
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,585	1,501,423
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		650	643,375
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		1,245	1,181,194
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		545	539,049
				4,848,659
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)		280	269,630
6.625%	05/15/32		135	129,049
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28		300	310,231
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		1,025	953,485
SWF Holdings I Corp.,
Sec’d. Notes, 144A
6.500%	10/06/29		419	134,144
				1,796,539
Insurance — 0.1%
Asurion LLC/Asurion Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	12/31/32		400	415,275
8.375%	02/01/34		585	569,805
Athene Global Funding,
Sec’d. Notes, 144A
5.033%	07/17/30		360	356,071
Sr. Sec’d. Notes, 144A
5.543%	08/22/35		210	205,297
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
2.422%	11/29/35	JPY	100,000	597,129
Chubb INA Holdings LLC,
Gtd. Notes
2.750%	08/06/35	CNH	2,000	286,826
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29(a)		600	607,588
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
3.375%	03/03/31		440	408,517

A24

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	400	$428,913
MetLife, Inc.,
Sub. Notes
5.850%(ff)	03/15/56		23	22,573
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	400	511,764
				4,409,758
Internet — 0.0%
Alphabet, Inc.,
Sr. Unsec’d. Notes
4.625%	11/13/32	GBP	600	769,627
5.650%	02/15/56		55	54,781
5.875%	02/13/58	GBP	200	249,628
Amazon.com, Inc.,
Sr. Unsec’d. Notes
5.800%	03/13/56		85	84,792
Beignet Investor LLC,
Sr. Sec’d. Notes, 144A
6.581%	05/30/49		1,009	1,039,142
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		290	282,274
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.875%	11/15/35		112	109,851
5.400%	08/15/54		75	67,917
5.500%	11/15/45		23	21,780
5.625%	11/15/55		98	91,796
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/35		485	471,021
				3,242,609
Investment Companies — 0.0%
Gaci First Investment Co. (Saudi Arabia),
Gtd. Notes, EMTN
3.375%	10/14/32	EUR	500	551,918
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	500	561,113
				1,113,031
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		470	470,001
7.375%	05/01/33		285	278,910
Commercial Metals Co.,
Sr. Unsec’d. Notes, 144A
5.750%	11/15/33		125	123,936
6.000%	12/15/35		175	172,598
				1,045,445
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	50	$49,327
6.750%	02/01/32	110	109,175
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	425	426,547
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	04/01/28	25	25,269
			610,318
Lodging — 0.1%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	1,210	1,154,421
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	525	476,990
Las Vegas Sands Corp.,
Sr. Unsec’d. Notes
3.500%	08/18/26	140	139,356
Marriott International, Inc.,
Sr. Unsec’d. Notes
5.500%	04/15/37	395	393,548
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27	1,400	1,404,088
6.125%	09/15/29	1,070	1,080,706
6.500%	04/15/32	780	786,332
Studio City Finance Ltd. (Macau),
Gtd. Notes
5.000%	01/15/29	200	187,474
			5,622,915
Machinery-Construction & Mining — 0.0%
BWX Technologies, Inc.,
Gtd. Notes, 144A
4.125%	06/30/28	123	119,819
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	150	155,843
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	500	520,423
			676,266
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A
5.375%	06/01/29	170	167,706
Sr. Unsec’d. Notes
4.500%	05/01/32	330	295,072
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31	121	110,082

A25

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Media (cont’d.)
4.500%	08/15/30		87	$81,197
4.750%	03/01/30		350	331,968
5.000%	02/01/28		65	64,402
5.125%	05/01/27		75	75,014
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		358	334,507
2.800%	04/01/31		333	298,865
3.900%	06/01/52		399	253,791
6.650%	02/01/34		135	140,767
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56		130	72,176
4.800%	05/15/33		115	114,475
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		80	71,493
7.375%	07/01/28		175	169,731
7.750%	07/01/26		2,900	2,892,081
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,575	1,622,596
TDF Infrastructure SAS (France),
Sr. Unsec’d. Notes
4.125%	10/23/31	EUR	300	344,318
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		845	858,907
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.125%	08/15/30	GBP	1,500	1,714,592
4.250%	01/15/30	GBP	600	699,099
5.250%	05/15/29	GBP	457	576,153
				11,288,992
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	300	359,040
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		615	663,833
Fortescue Treasury Pty Ltd. (Australia),
Gtd. Notes, 144A
4.375%	04/01/31		113	106,797
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		200	199,576
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		270	275,228
5.634%	04/04/34		538	549,182
6.125%	10/06/28		145	150,032
6.375%	10/06/30		202	214,337
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		265	$273,589
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31(a)		379	337,293
6.875%	01/30/30		450	453,959
Vale Canada Ltd. (Canada),
Sr. Unsec’d. Notes
7.200%	09/15/32		300	325,500
				3,908,366
Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	100	118,626
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	500	577,867
Maxam Prill Sarl (Luxembourg),
Sr. Sec’d. Notes
6.000%	07/15/30	EUR	100	117,319
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
2.900%	03/01/30	EUR	700	788,227
				1,602,039
Multi-National — 0.0%
Africa Finance Corp. (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
5.550%	10/08/29		200	200,978
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.625%	02/13/30	EUR	100	117,202
4.750%	04/16/29	GBP	400	527,910
5.000%	01/24/29		330	337,491
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A
4.600%	01/30/37	CAD	300	216,808
Sr. Unsec’d. Notes, 144A, MTN
3.590%(s)	05/28/37	CAD	1,000	447,121
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		400	411,563
				2,259,073
Oil & Gas — 0.1%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31		425	387,597
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		25	29,169
Sr. Unsec’d. Notes, 144A
6.625%	10/15/32		335	340,355

A26

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
BP Capital Markets PLC,
Gtd. Notes
3.625%(ff)	03/22/29(oo)	EUR	650	$741,010
6.125%(ff)	03/18/35(oo)		260	262,282
6.450%(ff)	12/01/33(oo)		120	124,500
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.250%	06/15/37		134	129,055
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55		10	9,537
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		1,680	1,703,637
9.750%	10/15/30		700	750,278
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33		38	40,575
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
8.625%	01/19/29		200	211,070
Expand Energy Corp.,
Gtd. Notes
4.750%	02/01/32		450	438,488
5.375%	02/01/29		1,125	1,124,993
5.375%	03/15/30		378	381,308
Gtd. Notes, 144A
5.875%	02/01/29		471	471,049
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		106	104,412
6.000%	04/15/30		470	457,166
6.000%	02/01/31		106	102,604
6.250%	04/15/32		550	532,000
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		750	750,747
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	100	129,911
6.625%	01/16/34	GBP	400	530,764
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
3.649%	04/29/31		585	546,857
6.875%	09/19/33		100	108,483
SM Energy Co.,
Gtd. Notes, 144A
8.375%	07/01/28		125	128,461
8.625%	11/01/30		475	500,328
8.750%	07/01/31(a)		185	193,523
Tecpetrol SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.625%	11/03/30		100	101,001
TotalEnergies SE (France),
Jr. Sub. Notes
4.500%(ff)	08/19/34(oo)	EUR	250	283,209
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Jr. Sub. Notes, Series NC7, EMTN
1.625%(ff)	10/25/27(oo)	EUR	650	$723,632
Transocean International Ltd.,
Gtd. Notes, 144A
8.250%	05/15/29		310	319,638
				12,657,639
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30(a)		1,100	1,001,171
6.000%	06/15/29		875	889,207
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		1,215	1,136,543
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		450	425,682
				3,452,603
Pharmaceuticals — 0.0%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		500	499,221
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28		95	80,241
5.000%	02/15/29		185	135,566
5.250%	01/30/30		535	349,483
5.250%	02/15/31		331	202,890
6.250%	02/15/29		1,516	1,137,000
7.000%	01/15/28		275	239,654
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		275	251,903
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	200	229,844
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31		20	18,238
4.900%	02/13/36		66	64,627
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31		375	306,094
				3,514,761
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29		1,075	1,071,577
6.625%	02/01/32		280	286,586
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29		380	377,711
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30		30	31,405

A27

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
5.962%	02/15/55		90	$87,691
6.036%	11/15/33		255	268,814
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77		65	64,472
Energy Transfer LP,
Jr. Sub. Notes
6.500%(ff)	02/15/56		285	281,221
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		1,840	1,866,479
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)		605	603,845
Sr. Unsec’d. Notes
5.400%	10/01/47		420	373,316
5.550%	05/15/34		85	86,475
5.600%	09/01/34		55	56,111
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78		45	44,468
Gestion Securite de Stocks Securite SA (France),
Sr. Unsec’d. Notes, EMTN
3.000%	11/25/31	EUR	800	903,668
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, EMTN
5.853%	02/23/36		275	275,550
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		325	287,201
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33		300	314,397
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		285	283,120
Targa Resources Corp.,
Gtd. Notes
5.550%	08/15/35		400	403,472
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		25	23,769
4.125%	08/15/31		25	23,251
6.250%	01/15/30		210	214,772
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		1,935	1,926,231
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30		540	524,716
5.300%	03/01/48		30	25,351
				10,705,669
Real Estate — 0.1%
Balder Finland OYJ (Sweden),
Gtd. Notes, EMTN
1.000%	01/20/29	EUR	715	755,558
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	05/04/28	EUR	300	$326,990
1.625%	04/20/30	EUR	100	104,988
Corp. Inmobiliaria Vesta SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/30/33		200	193,250
Five Point Operating Co. LP,
Gtd. Notes, 144A
8.000%	10/01/30		315	314,454
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	300	339,993
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.875%	03/01/32		1,080	1,038,857
6.125%	03/01/34		1,080	1,038,048
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	975	1,101,845
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	100	109,012
Sun Hung Kai Properties Capital Market Ltd. (Hong Kong),
Gtd. Notes, EMTN
3.160%	01/25/28	CNH	2,000	294,646
3.200%	08/14/27	CNH	5,000	731,374
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29	EUR	200	206,920
				6,555,935
Real Estate Investment Trusts (REITs) — 0.1%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
5.500%	10/01/35(a)		400	398,493
CFE Fibra E (Mexico),
Sr. Unsec’d. Notes, 144A
5.875%	09/23/40		197	191,442
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	400	386,054
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		275	243,625
Sr. Unsec’d. Notes
4.750%	02/15/28		351	336,987
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
4.000%	01/15/31		420	397,197
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	500	562,928
Healthpeak OP LLC,
Gtd. Notes
5.375%	02/15/35(a)		600	601,944

A28

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Lineage Europe Finco BV (Netherlands),
Gtd. Notes
4.125%	11/26/31	EUR	800	$895,472
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
4.625%	08/01/29(a)		205	159,695
5.000%	10/15/27		15	13,977
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		50	50,754
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
4.875%	05/15/29		400	384,883
Prologis LP,
Sr. Unsec’d. Notes
4.200%	02/15/33	CAD	300	214,163
Realty Income Corp.,
Sr. Unsec’d. Notes
3.375%	06/20/31	EUR	1,400	1,570,194
4.875%	07/06/30	EUR	700	839,881
5.000%	10/15/29	GBP	500	655,884
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		925	942,100
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		1,770	1,677,429
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	400	462,701
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	07/15/26		750	745,814
Unibail-Rodamco-Westfield SE (France),
Gtd. Notes
4.875%(ff)	07/04/30(oo)	EUR	300	346,138
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		375	374,155
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.125%	08/15/30		5	4,792
4.250%	12/01/26		20	19,948
4.500%	09/01/26		95	94,876
4.500%	01/15/28		305	303,131
5.750%	02/01/27		5	5,029
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	500	577,058
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	100	110,461
				13,567,205
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		305	$298,137
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	150	173,377
7.375%	08/31/32	GBP	175	230,472
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		1,150	1,197,398
9.000%	06/01/31		773	835,925
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	2,000	2,429,805
12.000%	11/30/28		1,300	1,389,375
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		650	621,966
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		325	303,746
3.875%	10/01/31		300	272,298
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		1,125	1,071,953
McDonald’s Corp.,
Sr. Unsec’d. Notes
4.857%	05/21/31	CAD	800	600,339
Penske Automotive Group, Inc.,
Gtd. Notes
3.750%	06/15/29		229	217,886
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	04/01/32		400	409,658
				10,052,335
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	200	261,705
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
2.600%	02/15/33(k)		550	480,456
Sr. Unsec’d. Notes
3.469%	04/15/34		123	110,849
5.200%	07/15/35		41	41,300
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.200%	01/25/37		320	330,889
6.250%	01/25/35		200	209,335
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		130	119,311

A29

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors (cont’d.)
Sr. Unsec’d. Notes
5.450%	07/15/35(a)		357	$362,697
				1,654,837
Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.250%	06/01/30		480	466,840
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.550%	02/15/31		120	117,464
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	07/01/33		145	150,172
Sr. Unsec’d. Notes, 144A
8.750%	07/01/34		225	235,297
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51		95	60,228
4.000%	07/15/46		20	13,486
5.375%	09/27/54		25	19,338
6.000%	08/03/55		119	99,775
6.550%	02/04/46		129	120,438
6.700%	02/04/56		455	421,448
6.850%	02/04/66		130	119,352
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.450%	09/15/30		120	118,186
				1,942,024
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	500	584,236
4.900%	11/01/35(a)		162	157,955
5.550%	11/01/45		75	70,955
5.700%	11/01/54		185	173,422
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A
6.125%	02/15/31		590	600,802
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A
10.500%	04/03/31		2,850	2,838,869
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)		200	202,959
Emirates Telecommunications Group Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.875%	05/17/33	EUR	300	282,363
Frontier Communications Holdings LLC,
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		1,050	1,050,137
Level 3 Financing, Inc.,
Gtd. Notes, 144A
8.500%	01/15/36		770	803,239
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		660	$672,056
NTT Finance Corp. (Japan),
Sr. Unsec’d. Notes, 144A
4.876%	07/16/30		255	256,253
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32		40	47,598
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/01/31		1,680	1,664,830
TalkTalk Telecom Group Ltd. (United Kingdom),
Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%
11.750%	03/01/28^(d)	GBP	1,341	2
T-Mobile USA, Inc.,
Gtd. Notes
3.200%	02/19/32	EUR	352	395,072
5.000%	02/15/36		240	235,936
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A
8.625%	06/15/32		240	244,095
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	690	852,733
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		275	288,045
				11,421,557
Transportation — 0.1%
CP - Comboios de Portugal EPE (Portugal),
Sr. Unsec’d. Notes
5.700%	03/05/30	EUR	700	860,551
Deutsche Bahn AG (Germany),
Jr. Sub. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	400	419,467
Empresa de Transporte de Pasajeros Metro SA (Chile),
Sr. Unsec’d. Notes
1.398%	10/07/33	CHF	300	372,542
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	400	464,567
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	300	310,818
1.375%	04/21/32	EUR	500	507,603
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes
5.875%	07/05/34		373	380,069
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.400%	12/19/36	EUR	123	118,664
1.875%	05/25/32	EUR	900	943,200
3.250%	05/25/34	EUR	200	222,278

A30

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation (cont’d.)
SNCF Reseau (France),
Sr. Unsec’d. Notes, EMTN
1.500%	05/29/37	EUR	200	$177,411
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	400	293,437
Societe Nationale SNCF SACA (France),
Sr. Unsec’d. Notes, EMTN
1.500%	02/02/29	EUR	400	441,621
3.125%	05/25/34	EUR	100	110,528
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		1,445	1,344,230
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31		100	103,049
7.125%	02/01/32		295	304,389
				7,374,424
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29		490	496,843

Total Corporate Bonds (cost $301,529,064)				297,797,918
Floating Rate and Other Loans — 0.0%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.423%(c)	01/28/32		423	421,395
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
8.506%(c)	11/17/28		565	549,492
				970,887
Insurance — 0.0%
Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.250%
4.281%(c)	11/03/32	EUR	450	518,093
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
12.000%	01/02/28		141	23,249
Retail — 0.0%
Peer Holding III BV (Netherlands),
Term B-6 Loan, 3 Month EURIBOR + 2.750%
4.769%(c)	07/01/31	EUR	3,625	4,171,437

Total Floating Rate and Other Loans (cost $5,508,903)				5,683,666
Residential Mortgage-Backed Securities — 0.0%
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
6.812%(c)	12/25/41		200	201,805
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
9.912%(c)	03/25/42		90	$93,815
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
8.912%(c)	03/25/42		80	83,036
Series 2025-R06, Class 1M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)
4.612%(c)	09/25/45		121	120,818
Eagle Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 3.450% (Cap N/A, Floor 3.450%)
7.112%(c)	04/25/34		42	42,323
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
5.662%(c)	09/26/33		15	14,801
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
5.762%(c)	09/25/41		300	301,021
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
6.012%(c)	12/25/41		200	201,376
Freddie Mac REMIC,
Series 4910, Class MI, IO
4.000%	08/25/49		49	9,803
Series 5020, Class IH, IO
3.000%	08/25/50		232	39,517
GS Mortgage-Backed Securities Trust,
Series 2025-RPL3, Class A1, 144A
4.100%(cc)	07/25/65		94	91,180
MFA Trust,
Series 2025-NQM05, Class A1A, 144A
5.186%(cc)	11/25/70		571	569,166
New Residential Mortgage Loan Trust,
Series 2026-NQM01, Class A1, 144A
4.824%(cc)	11/25/65		363	359,500
Oaktown Re VII Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
6.562%(c)	04/25/34		74	75,018
OBX Trust,
Series 2026-NQM02, Class A1A, 144A
4.818%(cc)	12/01/65		467	464,060
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)
7.362%(c)	11/25/31		53	53,660

Total Residential Mortgage-Backed Securities (cost $2,710,646)				2,720,899
Sovereign Bonds — 1.1%
Agence France Locale (France),
Gtd. Notes, EMTN
3.125%	03/20/34	EUR	500	553,611

A31

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Amazon Conservation DAC (Ecuador),
Sr. Sec’d. Notes
6.034%	01/16/42		400	$407,376
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	05/06/31	EUR	700	723,921
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	100	117,502
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	200	266,447
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	500	596,124
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, EMTN
5.625%	05/18/34		295	259,895
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	200	200,743
3.375%	11/25/32	EUR	300	342,893
3.375%	05/25/34	EUR	500	563,139
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		878	879,651
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	215	261,172
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	300	366,173
Sr. Unsec’d. Notes, Series 30Y
1.375%	09/23/50	EUR	25	15,459
Sr. Unsec’d. Notes, Series 7Y
4.125%	09/23/29	EUR	200	238,181
Bundesobligation (Germany),
Bonds, Series 192
2.200%	10/10/30	EUR	2,476	2,799,134
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
2.600%	08/15/35	EUR	1,710	1,913,971
2.900%	02/15/36	EUR	290	331,911
Bundesschatzanweisungen (Germany),
Bonds
2.000%	12/16/27	EUR	5,100	5,833,600
2.100%	03/15/28	EUR	1,680	1,922,618
Caisse Francaise de Financement Local SA (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	300	219,653
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		1,200	1,063,200
China Government Bond (China),
Sr. Unsec’d. Notes
3.950%	06/29/43	CNH	9,000	1,615,219
China Government International Bond (China),
Sr. Unsec’d. Notes
0.250%	11/25/30	EUR	700	715,013
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
City of Milan (Italy),
Sr. Unsec’d. Notes
4.019%	06/29/35	EUR	450	$513,252
City of Ottawa Ontario (Canada),
Unsec’d. Notes
4.200%	07/30/53	CAD	200	128,991
City of Vancouver (Canada),
Sr. Unsec’d. Notes
3.700%	10/18/52	CAD	350	206,778
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.750%	09/19/28	EUR	990	1,120,261
5.000%	09/19/32	EUR	130	141,340
5.625%	02/19/36	EUR	230	243,017
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	200	199,772
1.500%	06/17/31	EUR	1,300	1,383,073
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	1,750	1,441,676
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 151
4.900%	04/14/34	CZK	21,830	1,033,243
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	8,180	381,156
Eagle Funding Luxco Sarl (Mexico),
Sr. Unsec’d. Notes, 144A
5.500%	08/17/30		770	771,925
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
8.750%	01/29/34		200	196,350
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.650%	06/15/35		88	86,152
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes, Series 10Y
4.000%	10/12/32	EUR	150	180,288
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		200	190,800
3.450%	06/25/26	CNH	1,000	145,767
Gabon Blue Bond Master Trust 2 (Gabon),
Insured Notes
6.097%	08/01/38		800	795,688
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
5.000%(cc)	07/03/35		200	170,000
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	3,500	3,490,250
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	90	110,917
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
3.300%	06/07/33	CNH	2,000	311,427

A32

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	575,860	$1,708,793
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
5.500%	03/26/36		200	194,500
Sr. Unsec’d. Notes, Series 10Y
4.500%	06/16/34	EUR	500	572,689
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	1,020	1,018,050
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes, Series 7Y
0.000%	04/15/28	EUR	700	758,853
Ile-de-France Mobilites (France),
Sr. Unsec’d. Notes, EMTN
0.400%	05/28/31	EUR	600	597,285
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.100%	03/12/33	EUR	600	557,263
1.400%	10/30/31	EUR	100	100,632
2.900%	10/31/35	CNH	1,000	142,796
Sr. Unsec’d. Notes, EMTN
3.750%	06/14/28	EUR	1,960	2,279,059
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	200	192,481
6.875%	10/21/34	GBP	100	140,384
Sr. Unsec’d. Notes, Series 05Y
5.375%	02/19/30		600	609,000
Sr. Unsec’d. Notes, Series 10Y
5.500%	03/12/34		200	202,625
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y
2.500%	12/01/32	EUR	1,705	1,857,125
4.350%	11/01/33	EUR	560	678,236
Sr. Unsec’d. Notes, Series 10Y, 144A
3.650%	08/01/35	EUR	3,870	4,411,947
Sr. Unsec’d. Notes, Series 11Y
3.850%	02/01/35	EUR	35	40,677
Sr. Unsec’d. Notes, Series 15Y, 144A
3.850%	10/01/40	EUR	600	666,703
Sr. Unsec’d. Notes, Series 16Y, 144A
3.250%	03/01/38	EUR	1,085	1,162,500
3.350%	03/01/35	EUR	85	95,350
Sr. Unsec’d. Notes, Series 30Y, 144A
4.300%	10/01/54	EUR	2,950	3,275,019
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.750%	02/25/41		200	175,000
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	240	278,092
Japan Government Thirty Year Bond (Japan),
Bonds, Series 85
2.300%	12/20/54	JPY	67,450	322,139
Bonds, Series 86
2.400%	03/20/55	JPY	404,700	1,975,725
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Bonds, Series 88
3.200%	09/20/55	JPY	25,000	$144,587
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	328,850	1,617,467
Bonds, Series 194
2.700%	09/20/45	JPY	40,000	231,790
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	170	160,082
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	650	750,085
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	100	105,741
0.000%	03/17/31	EUR	200	196,444
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	600	641,483
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	300	363,559
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	300	349,364
Mexican Bonos (Mexico),
Bonds, Series M
7.500%	05/26/33	MXN	33,500	1,705,934
7.750%	05/29/31	MXN	62,350	3,311,076
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	27,500	1,402,584
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	1,300	1,345,267
2.250%	08/12/36	EUR	400	359,007
3.500%	09/19/29	EUR	200	226,778
4.500%	03/19/34	EUR	110	123,473
5.125%	03/19/38	EUR	100	111,568
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.750%	02/20/35	AUD	930	609,040
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
5.662%	02/23/38		230	220,654
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	1,275	1,219,494
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	730	782,715
1.200%	04/28/33	EUR	767	727,182
3.625%	02/04/32	EUR	400	453,093
Platinum for Belize Blue Investment Co. LLC (Belize),
Sec’d. Notes
4.470%	10/20/40		300	266,220

A33

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Province of Manitoba (Canada),
Unsec’d. Notes
3.200%	03/05/50	CAD	900	$500,436
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	500	272,464
Province of Quebec (Canada),
Unsec’d. Notes, MTN
4.597%(s)	10/01/39	CAD	300	115,860
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	290,008
Region of Ile de France (France),
Sr. Unsec’d. Notes, EMTN
2.900%	04/30/31	EUR	200	227,067
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	376	394,589
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, Series 30Y, 144A, MTN
5.375%	12/01/34	CAD	1,000	783,416
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	718	970,644
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		3,500	3,348,369
4.000%	10/17/49		330	251,477
Sr. Unsec’d. Notes, Series 30Y
3.875%	05/06/51		400	292,221
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		805	844,397
Republic of Poland Government Bond (Poland),
Bonds, Series 1035
5.000%	10/25/35	PLN	4,922	1,241,538
Republic of South Africa Government Bond (South Africa),
Bonds, Series 2030
8.000%	01/31/30	ZAR	15,025	878,138
Bonds, Series 2040
9.000%	01/31/40	ZAR	7,800	433,563
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 30Y
5.750%	09/30/49		370	286,750
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	150	108,274
2.750%	04/14/41	EUR	131	94,749
3.624%	05/26/30	EUR	20	22,066
Sr. Unsec’d. Notes, 144A, MTN
1.750%	07/13/30	EUR	174	177,102
3.875%	10/29/35	EUR	20	19,540
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	400	407,132
2.000%	01/28/32	EUR	197	188,680
3.875%	10/29/35	EUR	20	19,540
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	400	347,083
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	895	$927,934
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
3.125%	05/15/27	EUR	900	1,029,212
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	900	1,018,807
Slovakia Government Bond (Slovakia),
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	100	77,015
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	200	237,214
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes
5.000%	09/19/33		800	828,568
Societe Des Grands Projets EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.000%	11/25/30	EUR	500	498,877
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.000%	10/31/50	EUR	3,200	1,954,711
1.200%	10/31/40	EUR	800	655,782
4.000%	10/31/54	EUR	1,170	1,324,934
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes, 144A
8.500%	11/06/35		200	206,800
Svensk Exportkredit AB (Sweden),
Sr. Preferred Notes, EMTN
3.375%	08/30/30	EUR	400	466,521
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN
4.650%	12/19/31	GBP	300	385,168
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	09/15/33	AUD	1,150	639,932
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes, Series 7Y
7.125%	02/12/32		360	360,540
United Kingdom Gilt (United Kingdom),
Bonds
4.125%	03/07/31	GBP	9,375	12,218,400
4.250%	12/07/46	GBP	2,000	2,245,276
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
3.875%	07/02/40	UYU	2,822	76,393

Total Sovereign Bonds (cost $121,597,631)				114,553,526
U.S. Government Agency Obligations — 0.1%
Federal Home Loan Mortgage Corp.
5.500%	07/01/53		944	951,655
6.000%	07/01/53		949	974,276
6.750%	03/15/31		430	482,852
Federal National Mortgage Assoc.
2.500%	07/01/50		1,556	1,335,437

A34

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

U.S. Government Agency Obligations(continued)
2.500%	08/01/51		690	$591,070
3.000%	07/01/52		3,474	3,076,202
3.500%	05/01/52		1,472	1,357,235
5.000%	04/01/53		882	873,703
5.000%	08/01/53		209	207,085
5.000%	01/01/56		405	399,241
5.500%	12/01/52		417	421,218
5.500%	05/01/53		600	604,941
6.000%	09/01/52		170	175,730
6.000%	10/01/54		1,685	1,740,082
6.625%	11/15/30		405	450,003
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.625%	06/07/32	GBP	300	403,529
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes
3.250%	10/15/30		264	257,567

Total U.S. Government Agency Obligations (cost $14,338,495)				14,301,826
U.S. Treasury Obligations — 2.0%
U.S. Treasury Bonds
1.250%	05/15/50		340	161,341
1.875%	02/15/51		1,730	960,420
2.250%	08/15/49		2,738	1,702,694
2.375%	05/15/51(k)		1,535	960,095
2.875%	05/15/49		1,700	1,208,062
3.250%	05/15/42		7,865	6,481,252
3.375%	11/15/48		3,255	2,550,598
4.000%	11/15/42(k)		1,247	1,128,535
4.125%	08/15/44(h)		18,430	16,716,586
4.250%	08/15/54		1,040	931,450
4.375%	08/15/43		3,650	3,445,258
4.500%	02/15/44(h)		17,995	17,204,907
4.625%	05/15/44		9,755	9,460,826
4.625%	11/15/44		4,535	4,387,612
4.750%	11/15/43(k)		10,800	10,668,375
4.750%	02/15/45		9,072	8,914,264
4.750%	05/15/55		1,330	1,294,880
4.750%	08/15/55		401	390,662
4.875%	08/15/45		335	333,953
5.000%	05/15/45(h)		8,890	9,006,681
U.S. Treasury Notes
1.250%	06/30/28		605	571,820
1.875%	02/15/32		40	35,472
2.375%	03/31/29		90	86,316
2.875%	08/15/28		355	347,484
3.250%	06/30/29		160	157,113
3.375%	02/29/28		11,707	11,615,996
3.500%	09/30/26		505	504,310
3.500%	10/31/27		1,901	1,890,626
3.500%	02/15/33(h)		8,120	7,814,231
3.625%	10/31/30		7,945	7,842,584
3.625%	12/31/30		110	108,513
3.750%	05/15/28		7,430	7,419,552
3.750%	10/31/32		3,535	3,461,538
3.750%	11/30/32		8,400	8,221,500
3.875%	05/31/27		7,710	7,714,819
3.875%	03/31/31		730	727,662
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
3.875%	08/15/33	65	$63,812
3.875%	08/15/34	7,125	6,943,535
4.000%	05/31/30	2,085	2,092,330
4.000%	07/31/32	90	89,557
4.125%	10/31/26	2,029	2,032,567
4.125%	05/31/32	3,485	3,494,529
4.250%	03/31/33	180	181,238
4.250%	05/15/35	2,555	2,548,213
4.250%	08/15/35	2,905	2,894,560
4.375%	11/30/30	1,105	1,125,028
4.375%	05/15/34	3,610	3,647,792
4.500%	11/15/33	8	8,166
4.625%	06/30/26	1,180	1,182,535
U.S. Treasury Strips Coupon
2.070%(s)	08/15/41(k)	7,920	3,697,314
2.125%(s)	05/15/45	640	239,822
2.305%(s)	02/15/43	3,540	1,510,163
2.416%(s)	05/15/43	2,305	968,749
2.877%(s)	05/15/44	1,625	644,574
3.077%(s)	08/15/44	865	337,926
3.340%(s)	08/15/45(k)	10,235	3,783,133
4.439%(s)	02/15/41(h)(k)	5,110	2,457,013
4.500%(s)	05/15/46	1,010	359,171
4.608%(s)	11/15/48	225	70,507
4.716%(s)	02/15/39(k)	1,685	916,265
4.727%(s)	05/15/50(h)	2,895	839,625
4.730%(s)	05/15/39(k)	2,540	1,361,633
4.865%(s)	05/15/41(k)	3,670	1,738,913
4.879%(s)	11/15/42(h)(k)	6,360	2,752,806
4.920%(s)	08/15/48(k)	825	261,636
4.924%(s)	02/15/49	650	201,032
4.928%(s)	11/15/45	270	98,508
4.996%(s)	11/15/43	1,905	777,249
5.005%(s)	11/15/41	405	186,251
5.021%(s)	08/15/39(k)	265	139,690
5.040%(s)	11/15/39(k)	265	137,563
5.069%(s)	05/15/40(k)	265	133,451
5.083%(s)	02/15/42	425	192,596
5.095%(s)	08/15/40(k)	265	131,444
5.104%(s)	11/15/40(k)	265	129,466
5.136%(s)	08/15/43	505	208,951
5.183%(s)	05/15/42	265	118,350
5.192%(s)	08/15/42	265	116,395
5.220%(s)	02/15/45	1,070	406,730
5.239%(s)	02/15/44	265	106,512
5.246%(s)	11/15/44	265	102,134
5.276%(s)	02/15/40(k)	1,330	680,181

Total U.S. Treasury Obligations (cost $217,534,388)			208,537,602

Options Purchased*~ — 0.0%
(cost $15,949)	45,911

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN—90.9% (cost $8,367,680,711)	9,696,853,039

A35

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Value
Options Written*~ — (0.0)%
(premiums received $0)	$(32,053)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN—90.9% (cost $8,367,680,711)	9,696,820,986

	Shares
Short-Term Investments — 10.0%
Affiliated Mutual Funds — 9.4%
PGIM Core Ultra Short Bond Fund(wa)	846,398,418	846,398,418
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $161,921,779; includes $161,364,383 of cash collateral for securities on loan)(b)(wa)	162,045,176	161,931,744

Total Affiliated Mutual Funds (cost $1,008,320,197)		1,008,330,162

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.6%
U.S. Treasury Bills
3.573%	04/23/26(h)	420	419,068
3.608%	06/16/26(k)	55,000	54,581,637
3.622%	06/23/26	6,285	6,233,246

Total U.S. Treasury Obligations (cost $61,237,524)				61,233,951

Options Purchased*~ — 0.0%
(cost $568,142)	597,041

Total Short-Term Investments (cost $1,070,125,863)	1,070,161,154

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN—100.9% (cost $9,437,806,574)	10,766,982,140

Options Written*~ — (0.0)%
(premiums received $638,634)	(905,799)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN—100.9% (cost $9,437,167,940)	10,766,076,341

Liabilities in excess of other assets(z) — (0.9)%	(96,683,851)

Net Assets — 100.0%	$10,669,392,490

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BNP	BNP Paribas S.A.
BNY	Bank of New York Mellon
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
BUBOR	Budapest Interbank Offered Rate
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CMBX	Commercial Mortgage-Backed Index
CMS	Constant Maturity Swap
CORRA	Canadian Overnight Repo Rate Average
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International

A36

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LP	Limited Partnership
M	Monthly payment frequency for swaps
MPLE	Maple Bonds
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
NIBOR	Norwegian Interbank Offered Rate
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SHIR	Shekel Overnight Interest Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TASE	Tel Aviv Stock Exchange
TD	The Toronto-Dominion Bank
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
TSX	Toronto Stock Exchange
UAG	UBS AG
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $160,677,813; cash collateral of $161,364,383 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.

(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$49,725	$3,570	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	08/13/25	204,500	202,959	0.0
Total		$254,225	$206,529	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
A37

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		7,105	$—
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		1,217	—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		14,210	—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		2,435	—
Currency Option EUR vs HUF	Call	CITI	04/14/26	500.00		—	EUR	839	3
Currency Option EUR vs USD	Call	MSI	04/14/26	1.25		—	EUR	1,678	6
Currency Option USD vs BRL	Call	DB	04/01/26	5.45		—		986	—
Currency Option USD vs BRL	Call	CITI	04/01/26	7.00		—		986	—
Currency Option USD vs BRL	Call	CITI	04/09/26	6.50		—		974	4
Currency Option USD vs CNH	Call	CITI	06/17/26	6.85		—		3,835	25,737
Currency Option USD vs COP	Call	JPM	04/09/26	4,700.00		—		974	—
Currency Option USD vs COP	Call	CITI	04/28/26	4,500.00		—		942	32
Currency Option USD vs INR	Call	MSI	04/21/26	93.00		—		1,917	27,543
Currency Option USD vs INR	Call	MSI	04/21/26	94.25		—		1,917	14,492
Currency Option USD vs INR	Call	CITI	05/04/26	110.00		—		936	45
Currency Option USD vs KRW	Call	DB	04/09/26	1,700.00		—		1,949	103
Currency Option USD vs KRW	Call	CITI	04/21/26	1,750.00		—		3,311	474
Currency Option USD vs MXN	Call	CITI	04/23/26	23.00		—		945	55
Currency Option USD vs MXN	Call	MSI	04/23/26	23.00		—		942	55
Currency Option USD vs PLN	Call	MSI	06/11/26	3.76		—		1,941	24,481
Currency Option USD vs TRY	Call	BOA	04/10/26	99.00		—		1,949	165
Currency Option USD vs ZAR	Call	MSI	04/01/26	21.00		—		983	—
Currency Option USD vs ZAR	Call	CITI	04/23/26	23.00		—		1,890	68
Currency Option USD vs BRL	Put	CITI	04/14/26	4.60		—		965	—
Currency Option USD vs BRL	Put	CITI	04/16/26	4.60		—		959	1
Currency Option USD vs BRL	Put	MSI	04/22/26	4.60		—		954	2
Currency Option USD vs COP	Put	CITI	04/15/26	3,300.00		—		960	1
Currency Option USD vs COP	Put	MSI	05/04/26	3,200.00		—		2,816	35
Currency Option USD vs CZK	Put	MSI	05/04/26	19.00		—		936	5
Currency Option USD vs HUF	Put	CITI	06/11/26	260.00		—		1,941	29
Currency Option USD vs INR	Put	CITI	04/07/26	85.00		—		1,475	—
Currency Option USD vs INR	Put	MSI	04/21/26	88.00		—		1,917	49
Currency Option USD vs INR	Put	MSI	04/21/26	88.00		—		1,917	49
Currency Option USD vs KRW	Put	CITI	04/21/26	1,455.00		—		3,311	5,791
Currency Option USD vs MXN	Put	MSI	04/16/26	16.00		—		1,921	1
Currency Option USD vs MXN	Put	CITI	04/28/26	16.00		—		939	2
Currency Option USD vs MXN	Put	MSI	04/28/26	16.00		—		944	2
Currency Option USD vs THB	Put	MSI	04/16/26	29.00		—		959	1
Currency Option USD vs TRY	Put	BARC	04/24/26	46.00		—		942	15,239
Currency Option USD vs TRY	Put	BOA	10/22/26	53.50		—		1,489	69,013
Currency Option USD vs TRY	Put	CITI	10/22/26	53.50		—		1,489	69,013
Total OTC Traded (cost $400,325)									$252,496

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	10,045	$23,091
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	2,010	4,621
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		2,939	14,890
A38

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		588	$2,979
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	11,150	33,750
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	2,305	6,977
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	11,150	62
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	2,305	13
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)		16,450	45,651
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)		16,450	37
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.61%	1 Day SOFR(A)/ 3.680%	3.61%(A)		3,400	18,159
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	7.22%	1 Day SOFR(A)/ 3.680%	7.22%(A)		3,400	40
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		18,010	183,405
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)		3,425	34,879
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)		18,010	161
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)		3,425	31
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)		2,939	18,091
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)		588	3,619
Total OTC Swaptions (cost $183,766)									$390,456
Total Options Purchased (cost $584,091)									$642,952
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	04/14/26	400.00		—	EUR	839	$(6,257)
Currency Option EUR vs USD	Call	MSI	04/14/26	1.17		—	EUR	1,678	(5,323)
A39

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	CITI	04/01/26	5.45		—		986	$—
Currency Option USD vs BRL	Call	CITI	04/09/26	5.29		—		974	(3,496)
Currency Option USD vs COP	Call	JPM	04/09/26	3,800.00		—		974	(750)
Currency Option USD vs COP	Call	CITI	04/28/26	3,800.00		—		942	(5,132)
Currency Option USD vs INR	Call	MSI	04/21/26	94.00		—		1,917	(16,556)
Currency Option USD vs INR	Call	MSI	04/21/26	96.00		—		1,917	(5,679)
Currency Option USD vs INR	Call	CITI	05/04/26	95.60		—		936	(5,308)
Currency Option USD vs KRW	Call	DB	04/09/26	1,480.00		—		1,949	(42,520)
Currency Option USD vs KRW	Call	CITI	04/21/26	1,470.00		—		3,311	(96,959)
Currency Option USD vs MXN	Call	MSI	04/23/26	17.85		—		942	(15,209)
Currency Option USD vs MXN	Call	CITI	04/23/26	18.25		—		945	(7,691)
Currency Option USD vs TRY	Call	BOA	04/10/26	45.50		—		1,949	(10,050)
Currency Option USD vs ZAR	Call	CITI	04/23/26	18.00		—		1,890	(7,248)
Currency Option USD vs BRL	Put	CITI	04/14/26	5.12		—		965	(3,527)
Currency Option USD vs BRL	Put	CITI	04/16/26	5.15		—		959	(5,731)
Currency Option USD vs BRL	Put	MSI	04/22/26	5.25		—		954	(17,183)
Currency Option USD vs COP	Put	CITI	04/15/26	3,700.00		—		960	(12,132)
Currency Option USD vs COP	Put	MSI	05/04/26	3,670.00		—		2,816	(33,577)
Currency Option USD vs CZK	Put	MSI	05/04/26	21.40		—		936	(13,801)
Currency Option USD vs HUF	Put	CITI	06/11/26	320.00		—		1,941	(21,200)
Currency Option USD vs INR	Put	CITI	04/07/26	91.25		—		1,475	(301)
Currency Option USD vs INR	Put	MSI	04/21/26	92.50		—		1,917	(5,220)
Currency Option USD vs INR	Put	MSI	04/21/26	93.50		—		1,917	(12,361)
Currency Option USD vs MXN	Put	MSI	04/16/26	17.70		—		1,921	(7,779)
Currency Option USD vs MXN	Put	MSI	04/28/26	17.70		—		944	(6,093)
Currency Option USD vs MXN	Put	CITI	04/28/26	18.00		—		939	(13,892)
Currency Option USD vs THB	Put	MSI	04/16/26	32.15		—		959	(4,359)
Currency Option USD vs TRY	Put	BOA	10/22/26	48.00		—		1,489	(6,595)
Currency Option USD vs TRY	Put	CITI	10/22/26	48.00		—		1,489	(6,595)
Total OTC Traded (premiums received $373,180)									$(398,524)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.079%	1.74%(A)	EUR	10,045	$(11,072)
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.079%	1.74%(A)	EUR	2,010	(2,215)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		2,939	(9,119)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		588	(1,824)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	22,300	(33,936)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	4,610	(7,016)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%		32,900	(49,296)
A40

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	3.86%	3.86%(A)	1 Day SOFR(A)/ 3.680%	3,400	$(11,602)
2-Year Interest Rate Swap, 09/30/28	Put	CITI	09/28/26	4.11%	4.11%(A)	1 Day SOFR(A)/ 3.680%	3,400	(7,164)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%	18,010	(123,575)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%	3,425	(23,500)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	18,010	(90,829)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	3,425	(17,273)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	2,939	(28,203)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	588	(5,643)
CDX.NA.HY.45.V2, 12/20/30	Put	MSI	04/15/26	$105.00	5.00%(Q)	CDX.NA.HY.45.V2(Q)	6,180	(44,974)
CDX.NA.IG.45.V1, 12/20/30	Put	RBC	04/15/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	30,050	(14,315)
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	22,380	(7,114)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	34,630	(50,658)
Total OTC Swaptions (premiums received $265,454)								$(539,328)
Total Options Written (premiums received $638,634)								$(937,852)

Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
295	2 Year U.S. Treasury Notes	Jun. 2026	$61,196,367	$(473,010)
10	5 Year Canadian Government Bonds	Jun. 2026	815,829	(7)
1,953	5 Year U.S. Treasury Notes	Jun. 2026	211,274,935	(3,010,925)
142	10 Year Australian Treasury Bonds	Jun. 2026	10,556,950	(65,226)
69	10 Year Canadian Government Bonds	Jun. 2026	5,952,620	(42,470)
49	10 Year Euro-Bund	Jun. 2026	7,101,670	(173,441)
33	10 Year Korean Treasury Bonds	Jun. 2026	2,339,830	(27,363)
48	10 Year U.K. Gilt	Jun. 2026	5,577,545	(285,673)
1,220	10 Year U.S. Treasury Notes	Jun. 2026	135,477,194	(2,340,559)
542	10 Year U.S. Ultra Treasury Notes	Jun. 2026	61,525,471	(1,214,387)
354	20 Year U.S. Treasury Bonds	Jun. 2026	40,311,750	(1,314,356)
4	30 Year Euro Buxl	Jun. 2026	509,776	(7,031)
309	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	36,017,813	(1,034,984)
44	Euro Schatz Index	Jun. 2026	5,378,170	(43,737)
A41

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Futures contracts outstanding at March 31, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
26	Euro-BTP Italian Government Bond	Jun. 2026	$3,494,458	$(43,425)
36	Euro-OAT	Jun. 2026	4,938,762	(120,671)
769	Mini MSCI EAFE Index	Jun. 2026	111,547,295	(1,676,535)
423	Russell 2000 E-Mini Index	Jun. 2026	53,133,030	(197,509)
928	S&P 500 E-Mini Index	Jun. 2026	304,882,800	(7,774,673)
72	Short Euro-BTP	Jun. 2026	8,808,964	(66,074)
				(19,912,056)
Short Positions:
180	2 Year U.S. Treasury Notes	Jun. 2026	37,340,156	240,592
27	5 Year Euro-Bobl	Jun. 2026	3,602,334	76,516
168	5 Year U.S. Treasury Notes	Jun. 2026	18,174,188	172,211
16	10 Year Euro-Bund	Jun. 2026	2,318,913	32,075
77	10 Year U.S. Treasury Notes	Jun. 2026	8,550,610	153,234
30	10 Year U.S. Ultra Treasury Notes	Jun. 2026	3,405,469	58,934
127	20 Year U.S. Treasury Bonds	Jun. 2026	14,462,125	166,415
24	30 Year Euro Buxl	Jun. 2026	3,058,657	31,624
69	British Pound Currency	Jun. 2026	5,703,713	44,512
26	Canadian Dollar Currency	Jun. 2026	1,872,000	36,078
469	Euro Currency	Jun. 2026	67,919,994	905,928
5	Euro Schatz Index	Jun. 2026	611,156	6,873
				1,924,992
				$(17,987,064)
Bond forward contracts outstanding at March 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
2.000%, 02/15/50	CITI	06/12/26	33,300	$59.75	$19,897,880	$19,410,870	$—	$(487,010)
4.750%, 11/15/43	BNP	07/29/26	3,350	$99.35	3,328,324	3,300,122	—	(28,202)
					$23,226,204	$22,710,992	$—	$(515,212)
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/15/26	CITI	AUD	520	$347,304	$358,567	$11,263	$—
Expiring 04/15/26	GSI	AUD	747	528,020	515,294	—	(12,726)
Expiring 04/15/26	MSI	AUD	2,104	1,488,560	1,451,445	—	(37,115)
Expiring 04/15/26	MSI	AUD	579	389,223	399,542	10,319	—
Expiring 04/15/26	WBC	AUD	979	657,633	675,400	17,767	—
Expiring 04/15/26	WBC	AUD	611	431,143	421,341	—	(9,802)
Expiring 04/28/26	BNP	AUD	488	334,193	336,624	2,431	—
Expiring 04/28/26	GSI	AUD	4,114	2,897,317	2,837,289	—	(60,028)
Expiring 04/28/26	MSI	AUD	248	174,901	171,247	—	(3,654)
Brazilian Real,
Expiring 04/02/26	GSI	BRL	37,493	7,219,387	7,235,636	16,249	—
Expiring 05/05/26	DB	BRL	16,161	3,067,732	3,098,047	30,315	—
A42

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 05/05/26	DB	BRL	5,020	$945,000	$962,310	$17,310	$—
Expiring 05/05/26	RBC	BRL	16,161	3,072,924	3,098,048	25,124	—
British Pound,
Expiring 04/22/26	BARC	GBP	231	304,118	305,242	1,124	—
Expiring 04/28/26	BARC	GBP	14	18,689	18,410	—	(279)
Expiring 04/28/26	CITI	GBP	30	39,800	39,514	—	(286)
Expiring 04/28/26	CITI	GBP	28	38,027	37,454	—	(573)
Expiring 04/28/26	CITI	GBP	28	36,787	36,427	—	(360)
Expiring 04/28/26	GSI	GBP	164	217,741	217,204	—	(537)
Expiring 04/28/26	HSBC	GBP	95	125,512	125,169	—	(343)
Expiring 04/28/26	HSBC	GBP	44	58,646	58,119	—	(527)
Expiring 04/28/26	MSI	GBP	320	421,456	423,008	1,552	—
Expiring 06/17/26	GSI	GBP	1,442	1,918,504	1,907,518	—	(10,986)
Expiring 06/17/26	MSI	GBP	497	663,624	657,542	—	(6,082)
Expiring 06/17/26	MSI	GBP	183	244,606	242,294	—	(2,312)
Expiring 06/17/26	MSI	GBP	153	206,343	202,860	—	(3,483)
Expiring 06/17/26	MSI	GBP	137	181,814	181,157	—	(657)
Expiring 06/17/26	WBC	GBP	1,158	1,532,657	1,532,101	—	(556)
Canadian Dollar,
Expiring 04/15/26	GSI	CAD	175	126,611	125,883	—	(728)
Expiring 04/15/26	MSI	CAD	615	450,349	442,246	—	(8,103)
Expiring 04/15/26	WBC	CAD	348	251,544	250,328	—	(1,216)
Expiring 04/22/26	MSI	CAD	120	87,258	86,261	—	(997)
Expiring 04/28/26	BNP	CAD	5,492	4,054,081	3,952,562	—	(101,519)
Expiring 04/28/26	CITI	CAD	96	70,304	69,203	—	(1,101)
Expiring 04/28/26	HSBC	CAD	63	45,603	45,346	—	(257)
Chilean Peso,
Expiring 06/17/26	CITI	CLP	923,984	991,000	998,212	7,212	—
Chinese Renminbi,
Expiring 04/28/26	BNP	CNH	7,905	1,151,075	1,150,305	—	(770)
Expiring 05/13/26	CITI	CNH	2,621	380,169	381,705	1,536	—
Expiring 05/13/26	MSI	CNH	4,834	701,411	704,116	2,705	—
Expiring 06/17/26	BOA	CNH	3,309	481,000	483,067	2,067	—
Expiring 06/17/26	HSBC	CNH	4,194	613,000	612,179	—	(821)
Colombian Peso,
Expiring 06/17/26	BOA	COP	3,568,774	945,000	954,077	9,077	—
Expiring 06/17/26	JPM	COP	6,034,835	1,580,379	1,613,355	32,976	—
Czech Koruna,
Expiring 04/22/26	BNP	CZK	22,059	1,073,000	1,039,151	—	(33,849)
Expiring 04/22/26	BOA	CZK	16,353	783,000	770,353	—	(12,647)
Expiring 04/22/26	GSI	CZK	14,828	721,000	698,513	—	(22,487)
Expiring 04/22/26	JPM	CZK	22,069	1,075,000	1,039,599	—	(35,401)
Expiring 06/17/26	CITI	CZK	11,258	526,704	530,640	3,936	—
Danish Krone,
Expiring 06/17/26	CITI	DKK	849	130,707	131,857	1,150	—
Expiring 06/17/26	GSI	DKK	611	94,014	94,855	841	—
Expiring 06/17/26	WBC	DKK	3,161	486,658	490,987	4,329	—
Euro,
Expiring 04/22/26	BARC	EUR	1,616	1,864,171	1,870,333	6,162	—
Expiring 04/22/26	HSBC	EUR	3,154	3,728,693	3,649,405	—	(79,288)
Expiring 04/22/26	HSBC	EUR	1,840	2,142,588	2,128,809	—	(13,779)
Expiring 04/22/26	HSBC	EUR	1,219	1,441,038	1,410,395	—	(30,643)
Expiring 04/22/26	JPM	EUR	98	112,850	113,550	700	—
Expiring 04/22/26	MSI	EUR	9,166	10,807,503	10,605,726	—	(201,777)
Expiring 04/22/26	MSI	EUR	7,347	8,753,095	8,501,751	—	(251,344)
A43

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/22/26	MSI	EUR	5,591	$6,609,630	$6,469,969	$—	$(139,661)
Expiring 04/22/26	MSI	EUR	3,260	3,883,882	3,772,357	—	(111,525)
Expiring 04/22/26	MSI	EUR	3,088	3,557,916	3,573,266	15,350	—
Expiring 04/22/26	MSI	EUR	1,129	1,359,422	1,306,955	—	(52,467)
Expiring 04/22/26	UAG	EUR	1,434	1,648,773	1,658,989	10,216	—
Expiring 04/28/26	BARC	EUR	435	501,732	503,192	1,460	—
Expiring 04/28/26	CITI	EUR	620	720,373	717,993	—	(2,380)
Expiring 04/28/26	CITI	EUR	143	164,503	165,888	1,385	—
Expiring 04/28/26	GSI	EUR	1,673	1,954,094	1,936,601	—	(17,493)
Expiring 04/28/26	GSI	EUR	585	679,281	676,680	—	(2,601)
Expiring 04/28/26	HSBC	EUR	3,242	3,782,213	3,752,166	—	(30,047)
Expiring 04/28/26	HSBC	EUR	1,156	1,333,098	1,337,553	4,455	—
Expiring 04/28/26	HSBC	EUR	242	280,328	279,945	—	(383)
Expiring 04/28/26	HSBC	EUR	123	143,139	142,822	—	(317)
Expiring 06/17/26	CITI	EUR	585	676,556	678,347	1,791	—
Expiring 06/17/26	GSI	EUR	1,136	1,305,775	1,317,721	11,946	—
Expiring 06/17/26	GSI	EUR	385	444,132	446,007	1,875	—
Expiring 06/17/26	MSI	EUR	3,771	4,359,380	4,374,694	15,314	—
Expiring 06/17/26	MSI	EUR	644	745,766	747,250	1,484	—
Hong Kong Dollar,
Expiring 05/13/26	GSI	HKD	27,280	3,501,091	3,487,485	—	(13,606)
Expiring 05/13/26	MSI	HKD	2,978	382,148	380,690	—	(1,458)
Indian Rupee,
Expiring 06/17/26	CITI	INR	36,195	388,560	381,318	—	(7,242)
Expiring 06/17/26	HSBC	INR	54,929	572,000	578,679	6,679	—
Israeli Shekel,
Expiring 04/15/26	CITI	ILS	1,431	462,428	455,427	—	(7,001)
Expiring 04/15/26	MSI	ILS	6,383	2,034,294	2,031,484	—	(2,810)
Japanese Yen,
Expiring 04/22/26	BARC	JPY	67,512	425,093	426,307	1,214	—
Expiring 04/22/26	MSI	JPY	102,960	656,104	650,146	—	(5,958)
Expiring 04/28/26	BARC	JPY	45,729	288,089	288,942	853	—
Expiring 04/28/26	BARC	JPY	6,325	40,157	39,962	—	(195)
Expiring 04/28/26	GSI	JPY	53,182	337,286	336,028	—	(1,258)
Expiring 04/28/26	HSBC	JPY	115,779	737,923	731,548	—	(6,375)
Expiring 04/28/26	HSBC	JPY	9,000	56,554	56,866	312	—
Expiring 04/28/26	HSBC	JPY	8,476	53,157	53,558	401	—
Expiring 05/13/26	CITI	JPY	601,569	3,864,089	3,805,208	—	(58,881)
Expiring 05/13/26	GSI	JPY	195,404	1,255,435	1,236,024	—	(19,411)
Expiring 05/13/26	MSI	JPY	1,017,155	6,534,964	6,433,992	—	(100,972)
Expiring 05/13/26	MSI	JPY	675,139	4,351,124	4,270,575	—	(80,549)
Mexican Peso,
Expiring 04/28/26	CITI	MXN	34,179	1,939,629	1,902,522	—	(37,107)
Expiring 06/17/26	BARC	MXN	17,184	974,000	952,322	—	(21,678)
Expiring 06/17/26	JPM	MXN	30,128	1,706,028	1,669,636	—	(36,392)
New Taiwanese Dollar,
Expiring 06/17/26	CITI	TWD	46,759	1,468,000	1,454,929	—	(13,071)
Expiring 06/17/26	MSI	TWD	94,623	2,973,566	2,944,267	—	(29,299)
Expiring 06/17/26	MSI	TWD	32,164	1,012,000	1,000,816	—	(11,184)
New Zealand Dollar,
Expiring 04/15/26	MSI	NZD	682	394,556	392,112	—	(2,444)
Expiring 04/28/26	CITI	NZD	7,166	4,184,878	4,121,996	—	(62,882)
Expiring 04/28/26	CITI	NZD	387	221,281	222,690	1,409	—
Norwegian Krone,
Expiring 06/17/26	MSI	NOK	14,997	1,550,166	1,547,759	—	(2,407)
A44

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso,
Expiring 06/17/26	BOA	PHP	38,901	$649,000	$638,607	$—	$(10,393)
Expiring 06/17/26	HSBC	PHP	93,658	1,554,000	1,537,508	—	(16,492)
Polish Zloty,
Expiring 04/22/26	BARC	PLN	4,761	1,341,200	1,282,393	—	(58,807)
Expiring 04/22/26	TD	PLN	2,049	574,800	552,017	—	(22,783)
Expiring 04/28/26	HSBC	PLN	1,351	363,616	364,024	408	—
Singapore Dollar,
Expiring 05/13/26	CITI	SGD	3,779	2,991,159	2,948,247	—	(42,912)
Expiring 05/13/26	WBC	SGD	563	445,838	439,425	—	(6,413)
Expiring 06/17/26	BOA	SGD	799	630,000	624,914	—	(5,086)
South African Rand,
Expiring 04/28/26	BNP	ZAR	44,866	2,664,790	2,645,579	—	(19,211)
Expiring 06/17/26	BARC	ZAR	15,808	927,395	928,705	1,310	—
South Korean Won,
Expiring 05/13/26	MSI	KRW	1,510,541	1,036,062	1,005,321	—	(30,741)
Expiring 06/17/26	BARC	KRW	499,144	327,888	332,553	4,665	—
Expiring 06/17/26	JPM	KRW	911,023	620,094	606,967	—	(13,127)
Swedish Krona,
Expiring 04/28/26	MSI	SEK	411	44,015	43,496	—	(519)
Expiring 06/17/26	CITI	SEK	37,576	4,008,462	3,984,871	—	(23,591)
Expiring 06/17/26	GSI	SEK	13,454	1,435,194	1,426,764	—	(8,430)
Swiss Franc,
Expiring 06/17/26	CITI	CHF	1,214	1,552,801	1,531,625	—	(21,176)
Expiring 06/17/26	GSI	CHF	9,140	11,688,920	11,528,246	—	(160,674)
Expiring 06/17/26	WBC	CHF	167	213,560	210,641	—	(2,919)
Thai Baht,
Expiring 06/17/26	GSI	THB	20,876	637,000	637,016	16	—
Turkish Lira,
Expiring 04/13/26	GSI	TRY	65,704	1,430,239	1,454,668	24,429	—
Expiring 04/13/26	UAG	TRY	86,565	1,895,455	1,916,521	21,066	—
Expiring 04/28/26	BARC	TRY	11,163	242,454	241,911	—	(543)
Expiring 04/28/26	CITI	TRY	84,791	1,836,331	1,837,494	1,163	—
				$188,855,332	$186,920,774	335,346	(2,269,904)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/15/26	CITI	AUD	1,045	$699,011	$720,859	$—	$(21,848)
Expiring 04/15/26	GSI	AUD	971	648,839	669,950	—	(21,111)
Expiring 04/15/26	MSI	AUD	2,233	1,576,298	1,540,431	35,867	—
Expiring 04/15/26	WBC	AUD	40	26,925	27,799	—	(874)
Expiring 04/22/26	JPM	AUD	1,437	960,028	991,155	—	(31,127)
Expiring 04/28/26	GSI	AUD	2,717	1,912,411	1,874,138	38,273	—
Expiring 04/28/26	HSBC	AUD	485	344,652	334,433	10,219	—
Expiring 04/28/26	MSI	AUD	3,641	2,568,008	2,511,190	56,818	—
Brazilian Real,
Expiring 04/02/26	CITI	BRL	5,172	974,000	998,115	—	(24,115)
Expiring 04/02/26	DB	BRL	16,161	3,087,011	3,118,760	—	(31,749)
Expiring 04/02/26	RBC	BRL	16,161	3,092,328	3,118,761	—	(26,433)
British Pound,
Expiring 04/22/26	BNY	GBP	4,957	6,668,528	6,560,256	108,272	—
Expiring 04/22/26	BNY	GBP	771	1,036,739	1,019,906	16,833	—
A45

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/22/26	HSBC	GBP	1,738	$2,314,969	$2,300,778	$14,191	$—
Expiring 04/22/26	SSB	GBP	272	372,810	360,610	12,200	—
Expiring 04/28/26	BARC	GBP	41	54,236	54,120	116	—
Expiring 04/28/26	BARC	GBP	24	32,177	31,993	184	—
Expiring 04/28/26	BNP	GBP	27	36,026	35,732	294	—
Expiring 04/28/26	BNP	GBP	23	30,722	30,475	247	—
Expiring 04/28/26	CITI	GBP	10,737	14,242,289	14,210,547	31,742	—
Expiring 04/28/26	CITI	GBP	31	41,066	40,861	205	—
Expiring 04/28/26	CITI	GBP	9	11,736	11,647	89	—
Expiring 04/28/26	HSBC	GBP	56	73,802	73,633	169	—
Expiring 04/28/26	HSBC	GBP	36	48,855	48,282	573	—
Expiring 04/28/26	HSBC	GBP	27	36,505	36,232	273	—
Expiring 04/28/26	HSBC	GBP	23	31,259	30,928	331	—
Expiring 06/17/26	CITI	GBP	2,764	3,658,725	3,657,432	1,293	—
Expiring 06/17/26	GSI	GBP	3,200	4,235,539	4,234,121	1,418	—
Expiring 06/17/26	MSI	GBP	6,468	8,618,094	8,558,622	59,472	—
Canadian Dollar,
Expiring 04/15/26	CITI	CAD	3,742	2,705,059	2,692,031	13,028	—
Expiring 04/15/26	CITI	CAD	832	610,380	598,485	11,895	—
Expiring 04/15/26	GSI	CAD	873	630,871	627,834	3,037	—
Expiring 04/15/26	GSI	CAD	813	592,520	584,602	7,918	—
Expiring 04/15/26	MSI	CAD	415	299,939	298,164	1,775	—
Expiring 04/22/26	CITI	CAD	5,412	3,916,394	3,894,224	22,170	—
Expiring 04/28/26	BARC	CAD	62	45,213	44,416	797	—
Expiring 04/28/26	BARC	CAD	61	44,249	44,253	—	(4)
Expiring 04/28/26	BARC	CAD	10	7,513	7,449	64	—
Expiring 04/28/26	BARC	CAD	4	2,572	2,573	—	(1)
Expiring 04/28/26	GSI	CAD	8,992	6,580,356	6,471,730	108,626	—
Expiring 04/28/26	HSBC	CAD	61	44,652	44,264	388	—
Expiring 04/28/26	HSBC	CAD	31	22,648	22,107	541	—
Expiring 04/28/26	HSBC	CAD	25	18,615	18,264	351	—
Expiring 04/28/26	HSBC	CAD	16	11,513	11,378	135	—
Expiring 04/28/26	HSBC	CAD	11	8,172	8,028	144	—
Expiring 04/28/26	HSBC	CAD	4	2,994	2,937	57	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	1,112,397	1,241,999	1,201,761	40,238	—
Chinese Renminbi,
Expiring 05/13/26	GSI	CNH	7,056	1,023,741	1,027,736	—	(3,995)
Expiring 06/17/26	BNP	CNH	69,011	10,095,977	10,073,794	22,183	—
Expiring 06/17/26	BNP	CNH	41,376	6,053,118	6,039,818	13,300	—
Colombian Peso,
Expiring 04/06/26	CITI	COP	3,845,400	986,000	1,045,130	—	(59,130)
Expiring 04/06/26	CITI	COP	3,708,750	989,000	1,007,991	—	(18,991)
Expiring 04/06/26	CITI	COP	3,634,575	989,000	987,831	1,169	—
Czech Koruna,
Expiring 04/22/26	BARC	CZK	29,696	1,412,000	1,398,932	13,068	—
Expiring 04/22/26	CITI	CZK	10,878	532,000	512,438	19,562	—
Expiring 04/22/26	DB	CZK	20,947	1,000,000	986,762	13,238	—
Expiring 04/22/26	TD	CZK	155,588	7,490,990	7,329,380	161,610	—
Expiring 04/28/26	MSI	CZK	27,635	1,297,978	1,301,934	—	(3,956)
Expiring 06/17/26	MSI	CZK	11,282	531,841	531,766	75	—
Danish Krone,
Expiring 06/17/26	MSI	DKK	8,659	1,340,604	1,345,171	—	(4,567)
Expiring 06/17/26	MSI	DKK	5,384	833,683	836,383	—	(2,700)
Expiring 06/17/26	MSI	DKK	4,314	668,787	670,162	—	(1,375)
A46

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 06/17/26	MSI	DKK	2,762	$428,374	$429,066	$—	$(692)
Euro,
Expiring 04/22/26	BARC	EUR	7,847	9,155,571	9,079,726	75,845	—
Expiring 04/22/26	BARC	EUR	323	386,117	374,199	11,918	—
Expiring 04/22/26	BNP	EUR	552	653,165	638,606	14,559	—
Expiring 04/22/26	BNP	EUR	341	406,372	394,887	11,485	—
Expiring 04/22/26	BOA	EUR	1,672	1,941,000	1,934,774	6,226	—
Expiring 04/22/26	CITI	EUR	6,194	7,350,000	7,167,024	182,976	—
Expiring 04/22/26	CITI	EUR	1,506	1,737,000	1,743,080	—	(6,080)
Expiring 04/22/26	CITI	EUR	838	960,000	970,153	—	(10,153)
Expiring 04/22/26	CITI	EUR	832	957,104	962,732	—	(5,628)
Expiring 04/22/26	DB	EUR	31,370	36,732,795	36,299,001	433,794	—
Expiring 04/22/26	DB	EUR	6,726	7,875,629	7,782,622	93,007	—
Expiring 04/22/26	HSBC	EUR	103	120,404	119,485	919	—
Expiring 04/22/26	MSI	EUR	692	820,000	801,301	18,699	—
Expiring 04/22/26	SSB	EUR	36,598	42,728,386	42,348,835	379,551	—
Expiring 04/22/26	SSB	EUR	7,847	9,161,103	9,079,726	81,377	—
Expiring 04/22/26	SSB	EUR	3,765	4,345,742	4,356,702	—	(10,960)
Expiring 04/22/26	SSB	EUR	156	183,867	180,101	3,766	—
Expiring 04/22/26	SSB	EUR	106	122,525	122,353	172	—
Expiring 04/22/26	UAG	EUR	36,598	42,710,634	42,348,833	361,801	—
Expiring 04/28/26	BARC	EUR	1,895	2,179,878	2,193,285	—	(13,407)
Expiring 04/28/26	CITI	EUR	283	325,419	327,211	—	(1,792)
Expiring 04/28/26	GSI	EUR	1,678	1,928,752	1,942,682	—	(13,930)
Expiring 04/28/26	HSBC	EUR	46,309	53,265,907	53,602,418	—	(336,511)
Expiring 04/28/26	HSBC	EUR	178	206,716	205,849	867	—
Expiring 04/28/26	MSI	EUR	1,336	1,547,206	1,545,948	1,258	—
Expiring 06/17/26	CITI	EUR	1,239	1,424,302	1,437,313	—	(13,011)
Expiring 06/17/26	GSI	EUR	439	508,748	509,225	—	(477)
Expiring 06/17/26	MSI	EUR	1,493	1,727,999	1,731,829	—	(3,830)
Expiring 06/17/26	WBC	EUR	6,201	7,127,752	7,192,946	—	(65,194)
Hong Kong Dollar,
Expiring 05/13/26	GSI	HKD	3,135	401,404	400,749	655	—
Hungarian Forint,
Expiring 04/22/26	BOA	HUF	53,858	158,000	161,691	—	(3,691)
Expiring 04/28/26	CITI	HUF	566,889	1,661,790	1,701,102	—	(39,312)
Indian Rupee,
Expiring 06/17/26	BOA	INR	54,042	570,000	569,329	671	—
Israeli Shekel,
Expiring 04/15/26	CITI	ILS	915	295,021	291,258	3,763	—
Japanese Yen,
Expiring 04/28/26	BARC	JPY	4,020	25,342	25,398	—	(56)
Expiring 04/28/26	BNP	JPY	664,763	4,188,790	4,200,307	—	(11,517)
Expiring 04/28/26	HSBC	JPY	10,905	68,432	68,903	—	(471)
Expiring 04/28/26	HSBC	JPY	9,565	60,327	60,437	—	(110)
Expiring 04/28/26	HSBC	JPY	5,480	34,854	34,627	227	—
Expiring 04/28/26	HSBC	JPY	5,224	33,048	33,010	38	—
Expiring 05/13/26	GSI	JPY	812,837	5,247,213	5,141,580	105,633	—
Expiring 05/13/26	GSI	JPY	58,713	372,586	371,388	1,198	—
Expiring 05/13/26	WBC	JPY	659,085	4,234,352	4,169,029	65,323	—
Mexican Peso,
Expiring 04/28/26	CITI	MXN	34,366	1,920,711	1,912,950	7,761	—
Expiring 04/28/26	HSBC	MXN	47,354	2,649,010	2,635,870	13,140	—
Expiring 06/17/26	JPM	MXN	10,815	594,000	599,353	—	(5,353)
Expiring 06/17/26	MSI	MXN	10,538	590,000	584,021	5,979	—
A47

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 04/28/26	CITI	NZD	126	$74,249	$72,523	$1,726	$—
Polish Zloty,
Expiring 04/22/26	BARC	PLN	6,914	1,913,534	1,862,523	51,011	—
Expiring 04/22/26	JPM	PLN	3,584	960,000	965,312	—	(5,312)
Expiring 04/28/26	HSBC	PLN	4,846	1,315,038	1,305,281	9,757	—
Singapore Dollar,
Expiring 04/28/26	GSI	SGD	2,368	1,856,305	1,845,545	10,760	—
Expiring 05/13/26	CITI	SGD	340	269,688	265,277	4,411	—
Expiring 06/17/26	MSI	SGD	12,208	9,663,189	9,547,058	116,131	—
South African Rand,
Expiring 04/28/26	MSI	ZAR	16,204	960,356	955,515	4,841	—
Expiring 06/17/26	CITI	ZAR	8,148	486,000	478,658	7,342	—
Expiring 06/17/26	GSI	ZAR	21,097	1,292,339	1,239,454	52,885	—
South Korean Won,
Expiring 05/13/26	GSI	KRW	1,512,536	1,037,334	1,006,649	30,685	—
Swedish Krona,
Expiring 04/28/26	BARC	SEK	6,266	675,843	662,961	12,882	—
Swiss Franc,
Expiring 04/22/26	CITI	CHF	200	251,932	250,384	1,548	—
Expiring 04/22/26	MSI	CHF	101	125,938	126,087	—	(149)
Expiring 04/28/26	BNP	CHF	3,143	4,013,431	3,944,163	69,268	—
Expiring 06/17/26	MSI	CHF	1,785	2,289,837	2,251,967	37,870	—
Expiring 06/17/26	WBC	CHF	352	451,666	444,491	7,175	—
Expiring 06/17/26	WBC	CHF	264	338,137	332,738	5,399	—
Thai Baht,
Expiring 06/17/26	HSBC	THB	268,027	8,545,002	8,178,655	366,347	—
Expiring 06/17/26	HSBC	THB	46,662	1,474,000	1,423,872	50,128	—
Turkish Lira,
Expiring 04/13/26	BARC	TRY	86,477	1,905,664	1,914,566	—	(8,902)
Expiring 04/13/26	UAG	TRY	71,766	1,576,419	1,588,868	—	(12,449)
Expiring 04/28/26	BARC	TRY	10,593	230,208	229,561	647	—
Expiring 04/28/26	BARC	TRY	5,327	115,566	115,435	131	—
				$413,408,988	$410,661,951	3,568,000	(820,963)
						$3,903,346	$(3,090,867)
Cross currency exchange contracts outstanding at March 31, 2026:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/26	Buy	CZK	39,145	EUR	1,604	$—	$(11,987)	BOA
04/22/26	Buy	EUR	911	GBP	796	1,092	—	SSB
04/28/26	Buy	AUD	488	JPY	53,447	—	(1,079)	CITI
04/28/26	Buy	AUD	968	NZD	1,157	2,189	—	BARC
04/28/26	Buy	CAD	461	GBP	251	—	(116)	CITI
04/28/26	Buy	CAD	461	GBP	251	415	—	GSI
04/28/26	Buy	CAD	927	EUR	581	—	(5,293)	CITI
04/28/26	Buy	CHF	265	EUR	291	—	(3,399)	BNP
04/28/26	Buy	CHF	530	EUR	579	—	(5,154)	GSI
04/28/26	Buy	EUR	209	PLN	896	384	—	MSI
04/28/26	Buy	EUR	579	AUD	963	6,240	—	GSI
04/28/26	Buy	EUR	585	GBP	506	7,577	—	GSI
04/28/26	Buy	EUR	585	GBP	507	6,179	—	GSI
A48

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2026 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
04/28/26	Buy	EUR	587	CAD	926	$13,250	$—	CITI
04/28/26	Buy	GBP	502	JPY	106,716	—	(9,228)	GSI
04/28/26	Buy	GBP	507	CAD	924	5,460	—	GSI
04/28/26	Buy	JPY	18,141	AUD	162	2,789	—	BNP
04/28/26	Buy	JPY	35,580	AUD	318	5,630	—	GSI
04/28/26	Buy	JPY	53,182	GBP	251	4,396	—	GSI
04/28/26	Buy	JPY	53,267	GBP	253	1,463	—	MSI
04/28/26	Buy	JPY	53,369	GBP	253	2,104	—	GSI
04/28/26	Buy	JPY	53,704	AUD	480	8,311	—	GSI
04/28/26	Buy	NZD	572	JPY	53,069	—	(6,083)	CITI
04/28/26	Buy	SEK	6,271	EUR	579	—	(6,699)	BARC
04/28/26	Buy	SEK	6,325	EUR	587	—	(10,765)	BNP
04/28/26	Buy	SEK	17,993	EUR	1,661	—	(18,595)	BARC
04/28/26	Buy	TRY	27,158	EUR	488	23,637	—	HSBC
						$91,116	$(78,398)
Credit default swap agreements outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	06/20/31	1.000%(Q)	500	$66,406	$83	$66,323	DB
Dominican Republic	06/20/31	1.000%(Q)	500	18,832	83	18,749	DB
Federal Republic of Nigeria	06/20/31	1.000%(Q)	500	49,153	83	49,070	DB
Federation of Malaysia	06/20/31	1.000%(Q)	500	(12,535)	83	(12,618)	DB
Federative Republic of Brazil	06/20/31	1.000%(Q)	1,750	31,527	291	31,236	DB
Islamic Republic of Pakistan	06/20/31	1.000%(Q)	500	94,622	83	94,539	DB
Kingdom of Bahrain	06/20/31	1.000%(Q)	500	45,095	83	45,012	DB
Kingdom of Morocco	06/20/31	1.000%(Q)	500	(474)	83	(557)	DB
Kingdom of Saudi Arabia	06/20/31	1.000%(Q)	1,750	(12,280)	291	(12,571)	DB
Oriental Republic of Uruguay	06/20/31	1.000%(Q)	500	(7,205)	83	(7,288)	DB
People’s Republic of China	06/20/31	1.000%(Q)	1,750	(39,135)	291	(39,426)	DB
Republic of Angola	06/20/31	1.000%(Q)	500	89,209	83	89,126	DB
Republic of Argentina	06/20/31	1.000%(Q)	500	105,100	83	105,017	DB
Republic of Chile	06/20/31	1.000%(Q)	500	(8,700)	83	(8,783)	DB
Republic of Colombia	06/20/31	1.000%(Q)	1,500	86,870	249	86,621	DB
Republic of Costa Rica	06/20/31	1.000%(Q)	500	11,764	83	11,681	DB
Republic of Ecuador	06/20/31	1.000%(Q)	500	82,180	83	82,097	DB
Republic of El Salvador	06/20/31	1.000%(Q)	500	61,828	83	61,745	DB
Republic of Guatemala	06/20/31	1.000%(Q)	500	14,612	83	14,529	DB
Republic of Indonesia	06/20/31	1.000%(Q)	1,750	1,458	291	1,167	DB
Republic of Ivory Coast	06/20/31	1.000%(Q)	500	47,039	83	46,956	DB
Republic of Kazakhstan	06/20/31	1.000%(Q)	500	2,037	83	1,954	DB
Republic of Kenya	06/20/31	1.000%(Q)	500	84,105	83	84,022	DB
Republic of Panama	06/20/31	1.000%(Q)	750	9,766	125	9,641	DB
Republic of Peru	06/20/31	1.000%(Q)	500	(3,237)	83	(3,320)	DB
Republic of Philippines	06/20/31	1.000%(Q)	500	(2,275)	83	(2,358)	DB
Republic of South Africa	06/20/31	1.000%(Q)	1,750	78,258	291	77,967	DB
Republic of Turkey	06/20/31	1.000%(Q)	1,750	155,961	291	155,670	DB
Sultanate of Oman	06/20/31	1.000%(Q)	500	(658)	83	(741)	DB
United Mexican States	06/20/31	1.000%(Q)	1,750	7,049	291	6,758	DB
				$1,056,372	$4,154	$1,052,218

A49

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.45.V1	06/20/31	1.000%(Q)	25,000	1.936%	$(1,045,770)	$(6,646)	$(1,039,124)	DB
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		480	$(9,023)	$(3,163)	$(5,860)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		480	(9,398)	(2,764)	(6,634)	JPM
Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		400	904	14,195	(13,291)	BARC
Republic of France	12/20/30	0.250%(Q)		245	(1,102)	(690)	(412)	BARC
Republic of Italy	12/20/27	1.000%(Q)	EUR	1,475	(27,683)	(17,801)	(9,882)	BARC
Republic of Italy	12/20/30	1.000%(Q)		370	(10,216)	(13,192)	2,976	BARC
Republic of South Africa	12/20/28	1.000%(Q)		900	6,310	47,896	(41,586)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		600	4,206	31,249	(27,043)	MSI
					$(46,002)	$55,730	$(101,732)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		340	0.415%	$7,902	$7,898	$4	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		169	0.184%	1,049	867	182	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	220	0.307%	479	379	100	GSI
Barclays Bank PLC	12/20/26	1.000%(Q)		41	0.386%	194	200	(6)	GSI
Comision Federal de Electricidad	06/20/28	1.000%(Q)		70	1.641%	(923)	(227)	(696)	BARC
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	98	0.124%	260	243	17	JPM
European Investment Bank	12/20/26	—%(Q)		413	0.040%	(118)	(149)	31	BARC
Federative Republic of Brazil	06/20/26	1.000%(Q)		135	0.485%	199	173	26	BARC
Federative Republic of Brazil	06/20/27	1.000%(Q)		100	0.610%	502	552	(50)	BARC
Kingdom of Norway	12/20/26	—%(Q)		560	0.036%	(146)	(199)	53	BARC
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		65	0.375%	112	103	9	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	200	0.034%	577	481	96	BARC
Kingdom of Spain	06/20/26	—%(Q)	EUR	100	0.057%	(15)	(5)	(10)	BARC
National Bank of Canada	12/20/26	1.000%(Q)		94	0.311%	496	493	3	CITI
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		438	0.249%	879	710	169	BARC
Oracle Corp.	06/20/30	1.000%(Q)		150	1.622%	(3,486)	2,885	(6,371)	GSI
People’s Republic of China	06/20/29	1.000%(Q)		960	0.442%	16,594	7,689	8,905	JPM
Petroleos Mexicanos	06/20/26	1.000%(Q)		90	1.886%	(147)	(120)	(27)	BARC
A50

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	06/20/26	1.000%(T)		75	1.886%	$(123)	$(92)	$(31)	BARC
Republic of Chile	06/20/28	1.000%(Q)		58	0.349%	830	796	34	BARC
Republic of Estonia	12/20/26	1.000%(Q)		190	0.171%	1,196	259	937	JPM
Republic of France	12/20/30	0.250%(Q)		245	0.310%	(618)	(1,421)	803	BARC
Republic of France	06/20/34	0.250%(Q)		520	0.529%	(10,110)	(9,423)	(687)	CITI
Republic of France	12/20/34	0.250%(Q)		1,855	0.555%	(41,338)	(38,773)	(2,565)	BOA
Republic of France	12/20/34	0.250%(Q)		920	0.555%	(20,502)	(27,454)	6,952	BOA
Republic of France	12/20/34	0.250%(Q)		575	0.555%	(12,814)	(16,346)	3,532	BOA
Republic of France	06/20/35	0.250%(Q)		1,550	0.578%	(38,822)	(50,395)	11,573	BARC
Republic of France	06/20/35	0.250%(Q)		690	0.578%	(17,282)	(22,759)	5,477	BARC
Republic of Italy	12/20/30	1.000%(Q)		370	0.370%	10,217	9,886	331	BARC
Republic of Italy	12/20/34	1.000%(Q)		330	0.645%	8,655	(1,789)	10,444	CITI
Republic of Italy	12/20/34	1.000%(Q)		330	0.645%	8,655	(1,789)	10,444	CITI
Republic of Ivory Coast	06/20/27	1.000%(Q)		303	1.781%	(2,715)	(902)	(1,813)	BARC
Republic of Panama	06/20/26	1.000%(Q)		159	0.516%	224	171	53	CITI
Republic of Romania	12/20/26	1.000%(Q)		25	0.611%	78	88	(10)	BOA
Republic of South Africa	12/20/26	1.000%(Q)		55	0.728%	125	217	(92)	BARC
Siemens AG	06/20/26	1.000%(Q)	EUR	140	0.104%	378	358	20	JPM
Siemens AG	06/20/26	1.000%(Q)	EUR	109	0.104%	294	255	39	GSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		272	0.100%	1,852	1,711	141	MSI
Slovak Republic	12/20/27	1.000%(Q)		100	0.183%	1,409	1,384	25	BARC
Socialist Republic of Vietnam	12/20/27	1.000%(Q)		200	0.452%	1,904	2,010	(106)	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		195	1.662%	(222)	(215)	(7)	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		113	0.200%	687	662	25	MSI
State of Qatar	12/20/26	1.000%(Q)		170	0.244%	981	1,058	(77)	BARC
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	435	0.174%	128	147	(19)	BARC
Wells Fargo & Co.	06/20/26	1.000%(Q)		182	0.227%	374	341	33	JPM
Wells Fargo & Co.	06/20/26	1.000%(Q)		162	0.227%	333	304	29	JPM
						$(81,818)	$(129,738)	$47,920

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)		Value at Trade Date		Value at March 31, 2026		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V2	12/20/30	5.000%(Q)	5,148		3.649%		$306,039		$279,682		$(26,357)
CDX.NA.HY.46.V1	06/20/31	5.000%(Q)	890		3.857%		33,093		44,124		11,031
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	42,750		0.631%		694,981		752,155		57,174
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	111,010		0.631%		1,804,675		1,953,139		148,464
							$2,838,788		$3,029,100		$190,312

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.17.AAA	12/15/56	0.500%(M)	645	*	$(9,046)	$(8,002)	$(1,044)	CITI
CMBX.NA.17.AAA	12/15/56	0.500%(M)	500	*	(7,006)	(12,066)	5,060	CITI
A51

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Credit default swap agreements outstanding at March 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2) (cont’d.):
CMBX.NA.18.AAA	12/17/57	0.500%(M)	800	*	$194	$927	$(733)	GSI
CMBX.NA.19.AAA	12/17/58	0.500%(M)	720	*	(1,116)	(81)	(1,035)	CITI
CMBX.NA.19.AAA	12/17/58	0.500%(M)	660	*	(1,023)	(139)	(884)	GSI
					$(17,997)	$(19,361)	$1,364
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Currency swap agreement outstanding at March 31, 2026:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
619	1 Day SOFR(Q)/ 3.680%	JPY	97,200	1 Day TONAR -0.35bps(Q)/ 0.377%	CITI	02/10/31	$8,733	$—	$8,733
A52

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	735	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.785%	$(18,558)	$(30,071)	$(11,513)
AUD	1,670	12/03/31	2.750%(S)	6 Month BBSW(2)(S)/ 4.785%	100,358	(126,299)	(226,657)
AUD	1,710	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.785%	(117,702)	(167,655)	(49,953)
AUD	525	12/03/34	2.850%(S)	6 Month BBSW(2)(S)/ 4.785%	(32,936)	(56,260)	(23,324)
AUD	1,240	11/07/35	4.330%(S)	6 Month BBSW(2)(S)/ 4.785%	—	(44,259)	(44,259)
AUD	325	12/03/35	2.850%(S)	6 Month BBSW(2)(S)/ 4.785%	(36,060)	(38,505)	(2,445)
AUD	20	12/03/38	2.900%(S)	6 Month BBSW(2)(S)/ 4.785%	(1,894)	(2,921)	(1,027)
AUD	190	12/03/40	2.900%(S)	6 Month BBSW(2)(S)/ 4.785%	(21,828)	(31,115)	(9,287)
CAD	2,445	12/03/26	2.550%(S)	1 Day CORRA(2)(S)/ 2.270%	288	(2,508)	(2,796)
CAD	845	12/03/28	3.550%(S)	1 Day CORRA(2)(S)/ 2.270%	15,563	14,531	(1,032)
CAD	1,130	12/03/30	3.500%(S)	1 Day CORRA(2)(S)/ 2.270%	(3,541)	25,436	28,977
CAD	720	12/03/32	3.450%(S)	1 Day CORRA(2)(S)/ 2.270%	24,693	16,189	(8,504)
CAD	900	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 2.270%	13,715	(21,893)	(35,608)
CAD	860	12/03/35	3.500%(S)	1 Day CORRA(2)(S)/ 2.270%	22,039	18,583	(3,456)
CAD	5,170	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.270%	—	(69,366)	(69,366)
CAD	185	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 2.270%	(2,620)	1,218	3,838
CAD	205	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 2.270%	9,913	(3,472)	(13,385)
CHF	1,050	08/10/31	(0.220)%(A)	1 Day SARON(2)(A)/ (0.066)%	—	(40,209)	(40,209)
CHF	305	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ (0.066)%	(23,909)	(24,699)	(790)
CHF	460	12/13/34	0.371%(A)	1 Day SARON(2)(A)/ (0.066)%	—	(5,004)	(5,004)
CHF	430	05/08/35	2.000%(A)	1 Day SARON(2)(A)/ (0.066)%	77,362	82,754	5,392
CHF	965	07/04/35	0.519%(A)	1 Day SARON(2)(A)/ (0.066)%	—	5,986	5,986
CHF	1,300	02/23/36	0.480%(A)	3 Month SARON(2)(A)/ (0.040)%	—	(8,721)	(8,721)
CLP	204,850	08/12/26	3.620%(S)	1 Day CLOIS(2)(S)/ 4.500%	—	(1,122)	(1,122)
CNH	29,130	08/12/26	2.490%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	(8)	20,775	20,783
CNH	77,820	08/20/26	2.440%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	(47)	52,995	53,042
CNH	10,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	19,837	19,837
CNH	18,060	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	75,050	75,050
CNH	2,210	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	9,098	9,098
CNH	28,510	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	35,867	99,832	63,965
CNH	6,900	06/01/28	2.473%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	21,377	21,377
CNH	54,565	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	212,185	278,465	66,280
CNH	20,450	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	2,013	45,862	43,849
CNH	9,500	11/11/29	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	3,401	(2,798)	(6,199)
CNH	5,200	12/12/29	1.496%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	582	(1,782)	(2,364)
CNH	37,000	05/11/30	1.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	(13,836)	(16,345)	(2,509)
CNH	51,300	06/11/30	1.447%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	(39,834)	(39,834)
CNH	9,200	11/20/30	1.585%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	(632)	(288)	344
CNH	8,205	02/26/31	1.570%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	(1,609)	(1,609)
CNH	3,195	03/02/31	1.575%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	—	(506)	(506)
CNH	9,395	05/11/31	1.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	(81)	(241)	(160)
CZK	18,000	08/12/26	2.062%(A)	6 Month PRIBOR(2)(S)/ 3.620%	—	2,777	2,777
CZK	11,600	03/17/31	4.370%(A)	6 Month PRIBOR(2)(S)/ 3.620%	—	124	124
CZK	3,000	03/30/36	4.420%(A)	6 Month PRIBOR(2)(S)/ 3.620%	—	(1,241)	(1,241)
DKK	3,300	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 2.523%	(14,548)	(40,591)	(26,043)
EUR	2,120	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	(27,262)	(27,262)
EUR	805	10/11/29	2.101%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	14,234	14,234
EUR	4,535	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 1.929%	(112,333)	(38,028)	74,305
EUR	4,405	05/11/32	2.600%(A)	1 Day EuroSTR(1)(A)/ 1.929%	(138,333)	(9,599)	128,734
EUR	1,360	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 2.475%	—	5,847	5,847
EUR	1,958	02/15/34	2.231%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	82,899	82,899
EUR	1,299	02/15/34	2.258%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	52,054	52,054
EUR	450	03/20/34	2.560%(A)	1 Day EuroSTR(1)(A)/ 1.929%	—	7,172	7,172
EUR	3,250	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 1.929%	77,200	(7,498)	(84,698)
EUR	975	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 2.475%	—	16,285	16,285
EUR	715	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 2.475%	—	171,909	171,909
EUR	715	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 2.079%	—	(170,907)	(170,907)
EUR	1,734	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 2.475%	—	407,499	407,499
A53

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	1,734	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 2.079%	$—	$(405,293)	$(405,293)
EUR	1,390	02/17/42	0.536%(A)	6 Month EURIBOR(2)(S)/ 2.475%	—	(542,975)	(542,975)
EUR	1,140	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 2.475%	—	206,908	206,908
EUR	1,140	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 2.079%	—	(204,031)	(204,031)
EUR	910	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 2.475%	755	41,992	41,237
EUR	910	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 2.079%	(400)	(33,311)	(32,911)
EUR	300	05/11/44	1.150%(A)	1 Day EuroSTR(2)(A)/ 1.929%	(67,824)	(96,052)	(28,228)
EUR	1,840	05/11/45	2.700%(A)	1 Day EuroSTR(2)(A)/ 1.929%	35,468	(101,473)	(136,941)
EUR	350	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 1.929%	(83,813)	(136,709)	(52,896)
EUR	1,650	11/28/54	1.468%(A)	6 Month EURIBOR(1)(S)/ 2.475%	(1,171)	121,527	122,698
GBP	1,260	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.730%	(46,102)	50,241	96,343
GBP	4,445	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.730%	(61,578)	177,239	238,817
GBP	3,875	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.730%	63,776	317,068	253,292
GBP	700	05/08/29	1.100%(A)	1 Day SONIA(2)(A)/ 3.730%	(59,149)	(106,605)	(47,456)
GBP	750	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.730%	(57,791)	162,705	220,496
GBP	635	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 3.730%	4,448	160,013	155,565
GBP	1,430	05/08/33	1.150%(A)	1 Day SONIA(2)(A)/ 3.730%	(233,172)	(407,256)	(174,084)
GBP	845	05/08/33	3.850%(A)	1 Day SONIA(1)(A)/ 3.730%	20,271	31,145	10,874
GBP	485	05/08/35	3.900%(A)	1 Day SONIA(2)(A)/ 3.730%	(10,623)	(24,015)	(13,392)
GBP	150	05/08/38	1.200%(A)	1 Day SONIA(2)(A)/ 3.730%	(37,419)	(66,362)	(28,943)
GBP	1,225	05/08/40	3.950%(A)	1 Day SONIA(2)(A)/ 3.730%	(53,797)	(114,142)	(60,345)
GBP	250	05/08/41	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	30,753	(130,166)	(160,919)
GBP	640	05/08/43	1.250%(A)	1 Day SONIA(1)(A)/ 3.730%	242,476	365,388	122,912
GBP	370	05/08/45	3.950%(A)	1 Day SONIA(1)(A)/ 3.730%	24,963	49,782	24,819
GBP	520	02/08/46	3.950%(A)	1 Day SONIA(1)(A)/ 3.730%	56,056	72,071	16,015
GBP	1,150	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.730%	(29)	(66,320)	(66,291)
GBP	860	02/27/46	5.000%(A)	1 Day SONIA(2)(A)/ 3.730%	843	(17,213)	(18,056)
GBP	3,240	05/08/46	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	515,529	(2,062,060)	(2,577,589)
GBP	1,385	05/08/46	3.950%(A)	1 Day SONIA(1)(A)/ 3.730%	175,356	196,037	20,681
GBP	530	05/08/48	1.250%(A)	1 Day SONIA(1)(A)/ 3.730%	227,097	356,996	129,899
GBP	300	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 3.730%	(166,539)	(227,421)	(60,882)
GBP	215	05/08/54	3.900%(A)	1 Day SONIA(2)(A)/ 3.730%	(731)	(40,077)	(39,346)
GBP	460	02/08/56	3.900%(A)	1 Day SONIA(2)(A)/ 3.730%	(72,984)	(86,619)	(13,635)
GBP	1,415	02/27/56	4.700%(A)	1 Day SONIA(1)(A)/ 3.730%	(913)	13,191	14,104
HUF	50,000	08/10/31	2.748%(A)	6 Month BUBOR(2)(S)/ 6.620%	—	(27,505)	(27,505)
ILS	1,120	07/08/30	3.950%(A)	1 Day SHIR(2)(A)/ 4.000%	279	237	(42)
ILS	625	02/18/36	3.585%(A)	1 Day SHIR(2)(A)/ 4.000%	—	(6,793)	(6,793)
JPY	261,000	07/08/26	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	1,288	(11,529)	(12,817)
JPY	110,000	07/08/27	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.727%	8,529	13,720	5,191
JPY	220,000	07/08/27	0.500%(A)	1 Day TONAR(2)(A)/ 0.727%	(5,115)	(12,300)	(7,185)
JPY	252,000	04/11/28	0.609%(A)	1 Day TONAR(1)(A)/ 0.727%	—	22,948	22,948
JPY	550,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	(45,658)	(128,872)	(83,214)
JPY	140,600	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(25,279)	(25,279)
JPY	145,000	07/08/29	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	(18,991)	(51,160)	(32,169)
JPY	60,000	07/08/30	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.727%	(14,554)	(28,576)	(14,022)
JPY	356,000	07/08/31	0.000%(A)	1 Day TONAR(2)(A)/ 0.727%	(2,017)	(208,625)	(206,608)
JPY	200,000	07/08/31	0.800%(A)	1 Day TONAR(2)(A)/ 0.727%	3,810	(59,267)	(63,077)
JPY	75,000	07/08/32	0.050%(A)	1 Day TONAR(1)(A)/ 0.727%	15,314	52,194	36,880
JPY	390,000	07/08/32	0.900%(A)	1 Day TONAR(2)(A)/ 0.727%	(29,542)	(132,744)	(103,202)
JPY	25,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	(6,704)	(20,141)	(13,437)
JPY	515,000	07/08/35	0.100%(A)	1 Day TONAR(2)(A)/ 0.727%	10,444	(558,250)	(568,694)
JPY	55,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.727%	(42,048)	(80,113)	(38,065)
JPY	30,000	07/08/39	1.350%(A)	1 Day TONAR(2)(A)/ 0.727%	613	(21,575)	(22,188)
JPY	95,000	07/08/40	1.400%(A)	1 Day TONAR(2)(A)/ 0.727%	(17,660)	(73,850)	(56,190)
JPY	343,000	07/08/41	0.250%(A)	1 Day TONAR(2)(A)/ 0.727%	(8,500)	(638,255)	(629,755)
JPY	110,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.727%	(108,059)	(231,890)	(123,831)
JPY	5,000	07/08/44	0.350%(A)	1 Day TONAR(2)(A)/ 0.727%	(5,788)	(10,982)	(5,194)
A54

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	65,000	07/08/44	1.550%(A)	1 Day TONAR(2)(A)/ 0.727%	$1,298	$(66,722)	$(68,020)
JPY	80,000	07/08/45	1.600%(A)	1 Day TONAR(2)(A)/ 0.727%	(27,027)	(84,987)	(57,960)
JPY	80,000	12/19/45	2.481%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(19,998)	(19,998)
JPY	500,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(115,690)	(115,690)
JPY	215,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(41,997)	(41,997)
JPY	40,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(36,776)	(103,063)	(66,287)
JPY	80,000	07/08/49	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(112,122)	(214,817)	(102,695)
JPY	40,000	07/08/49	1.700%(A)	1 Day TONAR(1)(A)/ 0.727%	2,590	50,234	47,644
JPY	65,000	01/08/51	1.700%(A)	1 Day TONAR(1)(A)/ 0.727%	84,358	90,604	6,246
JPY	275,000	07/08/51	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	30,268	(794,663)	(824,931)
JPY	39,000	09/02/51	0.393%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(115,914)	(115,914)
JPY	20,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.727%	(10,509)	(59,684)	(49,175)
JPY	45,000	07/08/53	0.450%(A)	1 Day TONAR(1)(A)/ 0.727%	73,770	138,157	64,387
JPY	26,800	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.727%	—	60,517	60,517
JPY	160,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.727%	1,663	(237,798)	(239,461)
JPY	50,000	07/08/55	1.750%(A)	1 Day TONAR(2)(A)/ 0.727%	(48,679)	(76,668)	(27,989)
JPY	55,000	09/01/55	2.485%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(32,757)	(32,757)
KRW	300,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	—	(1,576)	(1,576)
KRW	2,570,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	—	(178,073)	(178,073)
KRW	507,960	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	(6,114)	(12,812)	(6,698)
KRW	125,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	—	(873)	(873)
KRW	1,888,140	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	(2,604)	(54,112)	(51,508)
KRW	2,069,000	03/10/35	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	72,023	(59,991)	(132,014)
KRW	327,000	03/10/36	3.200%(Q)	3 Month KWCDC(2)(Q)/ 2.820%	(2,828)	(10,511)	(7,683)
MXN	81,125	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(147,295)	(147,295)
MXN	10,400	04/19/32	8.945%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	12,828	12,828
MXN	19,600	02/25/33	7.565%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(43,760)	(43,760)
MXN	47,695	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(106,276)	(106,276)
MXN	3,065	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(2,400)	(2,400)
MYR	300	04/15/35	3.700%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	1,630	(117)	(1,747)
NOK	1,535	08/10/31	1.460%(A)	6 Month NIBOR(2)(S)/ 4.660%	—	(22,532)	(22,532)
NZD	540	08/10/31	1.876%(S)	3 Month BBR(2)(Q)/ 2.540%	—	(32,638)	(32,638)
NZD	485	05/08/35	4.400%(S)	3 Month BBR(2)(Q)/ 2.540%	16,428	5,828	(10,600)
NZD	1,050	07/31/35	4.068%(S)	3 Month BBR(2)(Q)/ 2.540%	—	(10,349)	(10,349)
NZD	6,405	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.540%	—	(95,898)	(95,898)
PLN	2,280	05/11/28	4.350%(A)	6 Month WIBOR(2)(S)/ 3.890%	981	12,995	12,014
PLN	1,000	11/09/31	2.845%(A)	6 Month WIBOR(2)(S)/ 3.890%	—	(24,566)	(24,566)
SEK	6,000	08/10/31	0.530%(A)	3 Month STIBOR(2)(Q)/ 2.186%	—	(73,243)	(73,243)
SGD	800	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 0.995%	(1,806)	(28,499)	(26,693)
SGD	280	09/10/35	2.500%(S)	1 Day SORA(2)(S)/ 0.995%	11,005	4,364	(6,641)
SGD	200	09/15/35	1.680%(S)	1 Day SORA(2)(S)/ 0.995%	—	(7,899)	(7,899)
SGD	425	09/17/35	1.680%(S)	1 Day SORA(2)(S)/ 0.995%	—	(16,791)	(16,791)
SGD	290	09/25/35	1.710%(S)	1 Day SORA(2)(S)/ 0.995%	—	(10,945)	(10,945)
THB	79,655	08/18/26	1.168%(Q)	1 Day THOR(1)(Q)/ 0.989%	—	(1,747)	(1,747)
THB	28,000	08/17/31	1.320%(Q)	1 Day THOR(2)(Q)/ 0.989%	—	(18,855)	(18,855)
THB	10,200	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 0.989%	—	22,540	22,540
THB	8,920	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 0.989%	—	18,053	18,053
THB	10,735	09/10/34	2.350%(Q)	1 Day THOR(2)(Q)/ 0.989%	11,704	9,026	(2,678)
THB	7,600	12/16/34	2.173%(Q)	1 Day THOR(2)(Q)/ 0.989%	—	2,784	2,784
THB	17,200	09/10/35	2.400%(Q)	1 Day THOR(2)(Q)/ 0.989%	35,754	14,898	(20,856)
TWD	33,100	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.678%	—	12,331	12,331
	2,320	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 3.680%	—	17,513	17,513
	66,855	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(306,146)	(306,146)
	37,970	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.680%	—	(73,111)	(73,111)
	9,645	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	1,784	(76,476)	(78,260)
	3,775	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(29,932)	(29,932)
	38,895	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	5,397	407,812	402,415
A55

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,467	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 3.680%	$—	$176,549	$176,549
2,630	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(27,337)	(27,337)
2,140	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(37,187)	(37,187)
24,205	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(25,736)	(472,828)	(447,092)
980	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(16,523)	(16,523)
1,940	05/11/30	4.150%(A)	1 Day SOFR(1)(A)/ 3.680%	8,620	(42,228)	(50,848)
400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(7,167)	(7,167)
840	03/28/32	3.841%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(8,151)	(8,151)
200	08/01/35	3.869%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(554)	(554)
790	11/10/35	3.669%(A)	1 Day SOFR(1)(A)/ 3.680%	—	10,881	10,881
5,315	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.680%	—	82,945	82,945
23,280	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(405,774)	(405,774)
1,205	05/11/45	4.000%(A)	1 Day SOFR(2)(A)/ 3.680%	(49,188)	(23,408)	25,780
800	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 3.680%	(302,402)	(355,771)	(53,369)
13,595	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	(93,195)	(713,095)	(619,900)
3,838	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.680%	—	130,680	130,680
250	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 3.680%	—	4,431	4,431
485	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 3.680%	(2,692)	(23,624)	(20,932)
2,980	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	1,360,272	1,459,579	99,307
735	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	322,226	359,997	37,771
5,325	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	21,937	187,338	165,401
17,930	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	262,221	630,793	368,572
531	12/15/54	3.638%(A)	1 Day SOFR(1)(A)/ 3.680%	—	37,362	37,362
12,040	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	93,329	818,965	725,636
17,745	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.680%	—	884,274	884,274
940	05/11/55	3.850%(A)	1 Day SOFR(1)(A)/ 3.680%	45,883	45,176	(707)
520	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 3.680%	5,392	55,838	50,446
790	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 3.680%	3,560	39,916	36,356
				$1,988,125	$(4,008,844)	$(5,996,969)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	4,404	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.054%	$3,947	$—	$3,947	GSI
BRL	4,404	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.054%	(3,419)	—	(3,419)	GSI
CNH	1,300	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	7,658	—	7,658	MSI
CNH	6,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	29,375	—	29,375	MSI
CNH	1,200	11/24/30	2.495%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 1.351%	7,208	—	7,208	MSI
MYR	5,400	08/12/26	2.605%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	(4,603)	(9)	(4,594)	HSBC
MYR	465	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	1,863	(1)	1,864	MSI
MYR	1,845	02/28/32	3.625%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	1,426	—	1,426	JPM
MYR	1,000	04/07/32	3.870%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	4,239	(12)	4,251	CITI
MYR	1,500	07/29/35	3.330%(Q)	3 Month KLIBOR(2)(Q)/ 3.370%	(12,251)	(1)	(12,250)	JPM
					$35,443	$(23)	$35,466

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

A56

AST AGGRESSIVE ASSET ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Total return swap agreements outstanding at March 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 3.700%	BOA	04/07/27	41,244	$—	$—	$—
U.S. Treasury Bond(T)	1 Day USOIS +26bps(T)/ 3.900%	JPM	05/04/26	18,655	(771,810)	—	(771,810)
					$(771,810)	$—	$(771,810)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A57